TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA- CREF Life Separate Account VLI-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub- accounts of TIAA-CREF Life Separate Account VLI-1 as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Nuveen Life Balanced(1)	Matson Money Fixed Income VI Portfolio(1)

Nuveen Life Core Bond(1)	Matson Money International Equity VI Portfolio(1)

Nuveen Life Core Equity(1)	Matson Money U.S. Equity VI Portfolio(1)

Nuveen Life Growth Equity(1)	MFS Global Equity Series—Initial Class(1)

Nuveen Life International Equity(1)	MFS Growth Series—Initial Class(1)

Nuveen Life Large Cap Responsible Equity(1)	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class(1)

Nuveen Life Large Cap Value(1)	MFS Utilities Series—Initial Class(1)

Nuveen Life Money Market(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

Nuveen Life Real Estate Securities Select(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(1)

Nuveen Life Small Cap Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

Nuveen Life Stock Index(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

Calamos Growth & Income Portfolio(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class (1)

ClearBridge Variable Growth Portfolio—Class I(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PSF Natural Resources Portfolio—Class II(1)

Delaware VIP International Series—Standard Class(2)	PSF PGIM Jennison Blend Portfolio—Class II(4)

Dimensional VA Equity Allocation Portfolio(1)	PSF PGIM Jennison Value Portfolio—Class II(1)

Dimensional VA Global Bond Portfolio(1)	PVC Equity Income Account—Class 1(1)

Dimensional VA Global Moderate Allocation Portfolio(1)	PVC MidCap Account—Class 1(1)

Dimensional VA International Small Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

Dimensional VA International Value Portfolio(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

Dimensional VA Short-Term Fixed Portfolio(1)	T. Rowe Price Health Sciences Portfolio I(1)

Dimensional VA US Large Value Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

Dimensional VA US Targeted Value Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

Dimensional VIT Inflation Protected Securities Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Equity Index Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Real Estate Index Portfolio(1)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

John Hancock Disciplined Value Emerging Markets Equity Trust(1)	VY CBRE Global Real Estate Portfolio—Class I(1)

LVIP Macquarie Diversified Income Fund–Standard Class(1)	Wanger Acorn(1)

Macquarie VIP International Core Equity Series—Standard Class(3)	Wanger International(1)

Macquarie VIP Small Cap Value Series—Standard Class(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

(1)	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and December 31, 2023.
(2)

Statement of operations for the period January 1, 2024 through April 26, 2024 and statement of changes in net assets for the for the period January 1, 2024 through April 26, 2024 and the year ended December 31, 2023.

(3)	Statement of operations and statement of changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024.
(4)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period December 8, 2023 (commencement of operations) through December 31, 2023.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub- accounts of TIAA-CREF Life Separate Account VLI-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 29, 2025

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 since 2005.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-3

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2024

	Nuveen Life Balanced Sub-Account	Nuveen Life Core Bond Sub-Account	Nuveen Life Core Equity Sub-Account	Nuveen Life Growth Equity Sub-Account	Nuveen Life International Equity Sub-Account

ASSETS

Investments, at value	$2,464,893	$5,081,494	$15,067,414	$15,635,309	$13,716,674

Total assets	$2,464,893	$5,081,494	$15,067,414	$15,635,309	$13,716,674

NET ASSETS—Accumulation fund	$2,464,893	$5,081,494	$15,067,414	$15,635,309	$13,716,674

Investments, at cost	$2,324,050	$5,372,958	$12,240,223	$10,779,001	$13,070,073

Shares held in corresponding Funds	193,933	561,491	672,352	683,063	1,463,893

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$170.39	$119.80	$44.61

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	43.59	36.92	142.00	103.67	36.58

Mortality & Expense Charge Band 2	45.03	39.10	150.37	109.73	38.74

Mortality & Expense Charge Band 3	46.53	41.41	159.25	116.15	41.03

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2024

	Nuveen Life Balanced Sub-Account	Nuveen Life Core Bond Sub-Account	Nuveen Life Core Equity Sub-Account	Nuveen Life Growth Equity Sub-Account	Nuveen Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$49,303	$208,221	$115,205	$38,542	$326,602

EXPENSES

Administrative expenses	—	—	14,332	14,234	3,186

Mortality and expense risk charges	15,733	27,794	51,696	52,809	64,493

Total expenses	15,733	27,794	66,028	67,043	67,679

Net investment income (loss)	33,570	180,427	49,177	(28,501)	258,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	4,884	(166,765)	121,271	775,513	492,449

Capital gain distributions	64,725	—	481,476	—	—

Net realized gain (loss)	69,609	(166,765)	602,747	775,513	492,449

Net change in unrealized appreciation (depreciation) on investments	109,797	98,176	2,698,514	2,966,130	(303,421)

Net realized and unrealized gain (loss) on investments	179,406	(68,589)	3,301,261	3,741,643	189,028

Net increase (decrease) in net assets from operations	$212,976	$111,838	$3,350,438	$3,713,142	$447,951

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Nuveen Life Large Cap Responsible Equity Sub-Account	Nuveen Life Large Cap Value Sub-Account	Nuveen Life Money Market Sub-Account	Nuveen Life Real Estate Securities Select Sub-Account	Nuveen Life Small Cap Equity Sub-Account

ASSETS

Investments, at value	$2,963,616	$4,375,921	$16,017,164	$4,646,875	$3,897,641

Total assets	$2,963,616	$4,375,921	$16,017,164	$4,646,875	$3,897,641

NET ASSETS—Accumulation fund	$2,963,616	$4,375,921	$16,017,164	$4,646,875	$3,897,641

Investments, at cost	$2,596,499	$3,962,922	$16,017,164	$4,919,081	$3,371,919

Shares held in corresponding Funds	142,963	224,867	16,017,164	333,588	251,299

UNIT VALUE

Flexible Premium Variable Universal Life	$145.90	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	117.48	112.56	1.11	89.34	122.37

Mortality & Expense Charge Band 2	124.41	119.20	1.18	94.61	129.59

Mortality & Expense Charge Band 3	131.76	126.23	1.24	100.20	137.24

	Nuveen Life Large Cap Responsible Equity Sub-Account	Nuveen Life Large Cap Value Sub-Account	Nuveen Life Money Market Sub-Account	Nuveen Life Real Estate Securities Select Sub-Account	Nuveen Life Small-Cap Equity Sub-Account

INVESTMENT INCOME

Dividends	$41,793	$65,441	$781,823	$131,619	$34,305

EXPENSES

Administrative expenses	2,325	—	—	—	—

Mortality and expense risk charges	16,073	23,940	96,518	25,449	21,554

Total expenses	18,398	23,940	96,518	25,449	21,554

Net investment income (loss)	23,395	41,501	685,305	106,170	12,751

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	342,686	279,659	—	(154,363)	55,058

Capital gain distributions	142,535	269,597	—	—	41,575

Net realized gain (loss)	485,221	549,256	—	(154,363)	96,633

Net change in unrealized appreciation (depreciation) on investments	(3,151)	(45,071)	—	248,480	430,324

Net realized and unrealized gain (loss) on investments	482,070	504,185	—	94,117	526,957

Net increase (decrease) in net assets from operations	$505,465	$545,686	$685,305	$200,287	$539,708

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-5

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2024

	Nuveen Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Growth Portfolio— Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$151,757,726	$447,443	$3,754,277	$957,886	$304,740

Total assets	$151,757,726	$447,443	$3,754,277	$957,886	$304,740

NET ASSETS—Accumulation fund	$151,757,726	$447,443	$3,754,277	$957,886	$304,740

Investments, at cost	$116,136,747	$375,146	$4,373,576	$927,024	$351,527

Shares held in corresponding Funds	3,221,348	19,278	258,737	34,593	16,949

UNIT VALUE

Flexible Premium Variable Universal Life	$191.89	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	149.98	52.70	31.55	59.56	21.14

Mortality & Expense Charge Band 2	158.82	55.81	33.27	63.04	21.86

Mortality & Expense Charge Band 3	168.20	—	35.08	66.72	—

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2024

	Nuveen Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Growth Portfolio— Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,956,493	$1,581	$3,783	$—	$9,489

EXPENSES

Administrative expenses	19,583	—	—	—	—

Mortality and expense risk charges	711,322	3,199	21,244	5,972	2,560

Total expenses	730,905	3,199	21,244	5,972	2,560

Net investment income (loss)	1,225,588	(1,618)	(17,461)	(5,972)	6,929

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	6,170,210	4,030	(123,142)	(33,294)	(49,845)

Capital gain distributions	2,129,715	5,913	997,908	32,701	—

Net realized gain (loss)	8,299,925	9,943	874,766	(593)	(49,845)

Net change in unrealized appreciation (depreciation) on investments	19,363,830	65,949	(449,471)	40,164	55,241

Net realized and unrealized gain (loss) on investments	27,663,755	75,892	425,295	39,571	5,396

Net increase (decrease) in net assets from operations	$28,889,343	$74,274	$407,834	$33,599	$12,325

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Delaware VIP International Series— Standard Class Sub-Account‡	Dimensional VA Equity Allocation Portfolio Sub-Account	Dimensional VA Global Bond Portfolio Sub-Account	Dimensional VA Global Moderate Allocation Portfolio Sub-Account	Dimensional VA International Small Portfolio Sub-Account

ASSETS

Investments, at value	$—	$25,578,803	$5,066,725	$9,037,237	$8,280,674

Total assets	$—	$25,578,803	$5,066,725	$9,037,237	$8,280,674

NET ASSETS—Accumulation fund	$—	$25,578,803	$5,066,725	$9,037,237	$8,280,674

Investments, at cost	$—	$22,287,719	$5,172,097	$8,501,834	$8,418,721

Shares held in corresponding Funds	—	1,612,787	520,198	552,736	714,467

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	—	48.37	27.21	46.61	49.54

Mortality & Expense Charge Band 2	—	49.47	28.26	48.20	51.46

Mortality & Expense Charge Band 3	—	50.59	29.36	49.84	53.45

	Delaware VIP International Series— Standard Class Sub-Account‡	Dimensional VA Equity Allocation Portfolio Sub-Account	Dimensional VA Global Bond Portfolio Sub-Account	Dimensional VA Global Moderate Allocation Portfolio Sub-Account	Dimensional VA International Small Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$66,490	$468,129	$243,379	$241,961	$289,530

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	6,045	101,913	24,484	48,204	43,205

Total expenses	6,045	101,913	24,484	48,204	43,205

Net investment income (loss)	60,445	366,216	218,895	193,757	246,325

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	20,770	487,016	(23,002)	541,542	(97,011)

Capital gain distributions	—	295,931	—	51,670	226,431

Net realized gain (loss)	20,770	782,947	(23,002)	593,212	129,420

Net change in unrealized appreciation (depreciation) on investments	965	2,001,132	26,887	230,598	(117,313)

Net realized and unrealized gain (loss) on investments	21,735	2,784,079	3,885	823,810	12,107

Net increase (decrease) in net assets from operations	$82,180	$3,150,295	$222,780	$1,017,567	$258,432

‡	Delaware VIP International Series-Standard Class merged operations with Macquarie VIP International Core Equity Series-Standard Class on April 26, 2024.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-7

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2024

	Dimensional VA International Value Portfolio Sub-Account	Dimensional VA Short-Term Fixed Portfolio Sub-Account	Dimensional VA US Large Value Portfolio Sub-Account	Dimensional VA US Targeted Value Portfolio Sub-Account	Dimensional VIT Inflation Protected Securities Portfolio Sub-Account

ASSETS

Investments, at value	$23,150,188	$5,333,480	$18,590,939	$12,725,123	$1,021,298

Total assets	$23,150,188	$5,333,480	$18,590,939	$12,725,123	$1,021,298

NET ASSETS—Accumulation fund	$23,150,188	$5,333,480	$18,590,939	$12,725,123	$1,021,298

Investments, at cost	$22,444,094	$5,394,503	$18,191,462	$12,543,789	$1,049,699

Shares held in corresponding Funds	1,695,984	529,641	571,150	563,807	113,857

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	46.99	26.11	84.09	89.16	27.55

Mortality & Expense Charge Band 2	48.81	27.12	87.34	92.62	28.27

Mortality & Expense Charge Band 3	50.70	28.17	90.72	96.20	29.00

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2024

	Dimensional VA International Value Portfolio Sub-Account	Dimensional VA Short-Term Fixed Portfolio Sub-Account	Dimensional VA US Large Value Portfolio Sub-Account	Dimensional VA US Targeted Value Portfolio Sub-Account	Dimensional VIT Inflation Protected Securities Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$936,243	$256,498	$378,769	$176,475	$29,149

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	120,103	23,519	91,868	62,515	5,498

Total expenses	120,103	23,519	91,868	62,515	5,498

Net investment income (loss)	816,140	232,979	286,901	113,960	23,651

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	328,831	3,372	333,946	194,510	(14,949)

Capital gain distributions	483,197	—	1,908,379	859,675	—

Net realized gain (loss)	812,028	3,372	2,242,325	1,054,185	(14,949)

Net change in unrealized appreciation (depreciation) on investments	(336,474)	(2,155)	(382,264)	(247,451)	3,493

Net realized and unrealized gain (loss) on investments	475,554	1,217	1,860,061	806,734	(11,456)

Net increase (decrease) in net assets from operations	$1,291,694	$234,196	$2,146,962	$920,694	$12,195

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account

ASSETS

Investments, at value	$1,306,446	$1,152,225	$2,867,070	$5,291,290	$2,565,947

Total assets	$1,306,446	$1,152,225	$2,867,070	$5,291,290	$2,565,947

NET ASSETS—Accumulation fund	$1,306,446	$1,152,225	$2,867,070	$5,291,290	$2,565,947

Investments, at cost	$1,279,477	$1,112,786	$2,515,204	$4,367,900	$2,375,306

Shares held in corresponding Funds	86,405	68,422	150,978	92,215	137,880

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	41.20	47.42	88.08	213.42	54.69

Mortality & Expense Charge Band 2	43.63	50.21	93.23	226.00	57.92

Mortality & Expense Charge Band 3	46.20	53.18	98.69	239.32	61.33

	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$65,750	$21,748	$—	$5,813	$25,318

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	7,361	6,106	13,415	27,775	11,170

Total expenses	7,361	6,106	13,415	27,775	11,170

Net investment income (loss)	58,389	15,642	(13,415)	(21,962)	14,148

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(63,265)	3,319	(427,514)	445,501	20,725

Capital gain distributions	5,139	20,090	—	303,430	133,254

Net realized gain (loss)	(58,126)	23,409	(427,514)	748,931	153,979

Net change in unrealized appreciation (depreciation) on investments	98,262	59,129	645,423	417,323	98,022

Net realized and unrealized gain (loss) on investments	40,136	82,538	217,909	1,166,254	252,001

Net increase (decrease) in net assets from operations	$98,525	$98,180	$204,494	$1,144,292	$266,149

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-9

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2024

	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account	LVIP Macquarie Diversified Income Fund— Standard Class Sub-Account	Macquarie VIP International Core Equity Series— Standard Class Sub-Account (a)	Macquarie VIP Small Cap Value Series— Standard Class Sub-Account

ASSETS

Investments, at value	$554,624	$6,669,402	$4,026,026	$3,241,835	$4,216,587

Total assets	$554,624	$6,669,402	$4,026,026	$3,241,835	$4,216,587

NET ASSETS—Accumulation fund	$554,624	$6,669,402	$4,026,026	$3,241,835	$4,216,587

Investments, at cost	$508,448	$6,855,078	$4,308,111	$3,308,349	$4,023,001

Shares held in corresponding Funds	12,628	710,266	462,443	195,881	104,165

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	80.33	32.18	16.35	26.75	105.36

Mortality & Expense Charge Band 2	85.06	33.16	17.30	28.32	111.52

Mortality & Expense Charge Band 3	90.08	34.18	18.32	29.98	118.04

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2024

	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account	LVIP Macquarie Diversified Income Fund— Standard Class Sub-Account	Macquarie VIP International Core Equity Series— Standard Class Sub-Account (a)	Macquarie VIP Small Cap Value Series— Standard Class Sub-Account

INVESTMENT INCOME

Dividends	$7,771	$282,460	$171,468	$40,476	$56,721

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	3,257	36,833	22,722	13,054	21,439

Total expenses	3,257	36,833	22,722	13,054	21,439

Net investment income (loss)	4,514	245,627	148,746	27,422	35,282

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	15,823	82,252	(259,976)	4,794	12,732

Capital gain distributions	—	—	—	7,327	156,613

Net realized gain (loss)	15,823	82,252	(259,976)	12,121	169,345

Net change in unrealized appreciation (depreciation) on investments	4,763	(529,110)	169,687	(66,514)	230,997

Net realized and unrealized gain (loss) on investments	20,586	(446,858)	(90,289)	(54,393)	400,342

Net increase (decrease) in net assets from operations	$25,100	$(201,231)	$58,457	$(26,971)	$435,624

(a)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series— Initial Class Sub-Account	MFS Growth Series— Initial Class Sub-Account

ASSETS

Investments, at value	$1,532,401	$1,944,579	$2,480,471	$2,195,115	$149,538

Total assets	$1,532,401	$1,944,579	$2,480,471	$2,195,115	$149,538

NET ASSETS—Accumulation fund	$1,532,401	$1,944,579	$2,480,471	$2,195,115	$149,538

Investments, at cost	$1,560,118	$1,908,142	$2,487,614	$2,133,280	$110,401

Shares held in corresponding Funds	64,577	76,288	78,027	103,739	2,040

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	24.89	33.35	55.69	44.18	147.69

Mortality & Expense Charge Band 2	25.71	34.46	57.54	46.77	156.40

Mortality & Expense Charge Band 3	26.56	35.60	59.44	49.50	165.63

	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series— Initial Class Sub-Account	MFS Growth Series— Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$54,707	$59,017	$20,676	$22,010	$0	^

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	9,394	12,096	15,557	13,243	867

Total expenses	9,394	12,096	15,557	13,243	867

Net investment income (loss)	45,313	46,921	5,119	8,767	(867)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(43,997)	239,386	375,008	(99,152)	1,708

Capital gain distributions	—	36,887	222,033	137,958	10,662

Net realized gain (loss)	(43,997)	276,273	597,041	38,806	12,370

Net change in unrealized appreciation (depreciation) on investments	44,652	(221,002)	(319,480)	91,537	24,154

Net realized and unrealized gain (loss) on investments	655	55,271	277,561	130,343	36,524

Net increase (decrease) in net assets from operations	$45,968	$102,192	$282,680	$139,110	$35,657

^	Amount represents less than $1.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-11

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2024

	MFS Massachusetts Investors Growth Stock Portfolio— Initial Class Sub-Account	MFS Utilities Series— Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$1,655,700	$884,936	$3,056,858	$311,109	$516,015

Total assets	$1,655,700	$884,936	$3,056,858	$311,109	$516,015

NET ASSETS—Accumulation fund	$1,655,700	$884,936	$3,056,858	$311,109	$516,015

Investments, at cost	$1,588,054	$925,781	$2,951,703	$259,606	$527,653

Shares held in corresponding Funds	69,132	25,860	185,376	7,791	57,655

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	57.86	89.39	43.49	83.48	23.81

Mortality & Expense Charge Band 2	61.24	94.66	46.04	88.37	25.22

Mortality & Expense Charge Band 3	64.83	100.25	48.74	—	—

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2024

	MFS Massachsetts Investors Growth Stock Portfolio— Initial Class Sub-Account	MFS Utilities Series— Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$6,115	$20,110	$23,094	$658	$30,631

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	11,561	4,839	18,064	2,208	3,443

Total expenses	11,561	4,839	18,064	2,208	3,443

Net investment income (loss)	(5,446)	15,271	5,030	(1,550)	27,188

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	121,265	(29,382)	(79,029)	36,431	(16,693)

Capital gain distributions	153,280	24,816	103,999	14,185	—

Net realized gain (loss)	274,545	(4,566)	24,970	50,616	(16,693)

Net change in unrealized appreciation (depreciation) on investments	40,156	76,851	214,381	22,767	2,858

Net realized and unrealized gain (loss) on investments	314,701	72,285	239,351	73,383	(13,835)

Net increase (decrease) in net assets from operations	$309,255	$87,556	$244,381	$71,833	$13,353

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PSF Natural Resources Portfolio— Class II Sub-Account

ASSETS

Investments, at value	$754,400	$3,242,469	$421,480	$7,072,593	$970,104

Total assets	$754,400	$3,242,469	$421,480	$7,072,593	$970,104

NET ASSETS—Accumulation fund	$754,400	$3,242,469	$421,480	$7,072,593	$970,104

Investments, at cost	$905,786	$3,220,480	$443,724	$7,543,550	$935,292

Shares held in corresponding Funds	139,188	304,743	45,615	614,474	23,065

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	22.02	31.86	17.51	19.53	58.06

Mortality & Expense Charge Band 2	22.77	32.94	18.54	20.67	61.48

Mortality & Expense Charge Band 3	23.54	34.07	19.64	21.88	65.11

	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PSF Natural Resources Portfolio— Class II Sub-Account

INVESTMENT INCOME

Dividends	$17,697	$203,723	$15,921	$187,634	$—

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	4,438	17,363	2,457	37,929	6,788

Total expenses	4,438	17,363	2,457	37,929	6,788

Net investment income (loss)	13,259	186,360	13,464	149,705	(6,788)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(66,753)	(90,779)	(118)	(177,131)	39,029

Capital gain distributions	—	—	—	—	—

Net realized gain (loss)	(66,753)	(90,779)	(118)	(177,131)	39,029

Net change in unrealized appreciation (depreciation) on investments	82,393	115,777	(16,566)	139,744	3,233

Net realized and unrealized gain (loss) on investments	15,640	24,998	(16,684)	(37,387)	42,262

Net increase (decrease) in net assets from operations	$28,899	$211,358	$(3,220)	$112,318	$35,474

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-13

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2024

	PSF PGIM Jennison Blend Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$2,236,428	$514,258	$8,803,173	$768,943	$468,196

Total assets	$2,236,428	$514,258	$8,803,173	$768,943	$468,196

NET ASSETS—Accumulation fund	$2,236,428	$514,258	$8,803,173	$768,943	$468,196

Investments, at cost	$1,751,937	$377,943	$8,209,779	$671,420	$433,303

Shares held in corresponding Funds	18,878	8,761	285,539	11,109	48,020

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	67.68	72.54	71.30	111.98	34.32

Mortality & Expense Charge Band 2	71.67	76.81	75.51	118.59	36.33

Mortality & Expense Charge Band 3	75.89	81.34	79.96	125.58	38.45

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2024

	PSF PGIM Jennison Blend Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$189,137	$1,771	$—

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	11,805	2,011	47,784	3,836	3,022

Total expenses	11,805	2,011	47,784	3,836	3,022

Net investment income (loss)	(11,805)	(2,011)	141,353	(2,065)	(3,022)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	50,106	3,177	233,968	8,683	(67,946)

Capital gain distributions	—	—	87,312	62,523	30,942

Net realized gain (loss)	50,106	3,177	321,280	71,206	(37,004)

Net change in unrealized appreciation (depreciation) on investments	417,531	66,745	767,864	57,656	91,398

Net realized and unrealized gain (loss) on investments	467,637	69,922	1,089,144	128,862	54,394

Net increase (decrease) in net assets from operations	$455,832	$67,911	$1,230,497	$126,797	$51,372

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

ASSETS

Investments, at value	$1,113,081	$1,922,570	$3,373,086	$3,664,670	$7,907,021

Total assets	$1,113,081	$1,922,570	$3,373,086	$3,664,670	$7,907,021

NET ASSETS—Accumulation fund	$1,113,081	$1,922,570	$3,373,086	$3,664,670	$7,907,021

Investments, at cost	$1,058,430	$2,127,130	$3,351,053	$3,489,153	$6,904,800

Shares held in corresponding Funds	118,161	37,506	719,208	429,621	155,222

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	28.37	51.67	27.08	19.44	73.53

Mortality & Expense Charge Band 2	30.03	53.20	28.14	20.58	75.78

Mortality & Expense Charge Band 3	31.79	54.88	29.25	21.80	78.10

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$13,401	$—	$131,671	$152,966	$87,098

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	7,300	13,464	17,054	20,314	42,432

Total expenses	7,300	13,464	17,054	20,314	42,432

Net investment income (loss)	6,101	(13,464)	114,617	132,652	44,666

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	23,167	81,200	(16,834)	(326,735)	270,574

Capital gain distributions	45,293	172,819	—	27,720	159,202

Net realized gain (loss)	68,460	254,019	(16,834)	(299,015)	429,776

Net change in unrealized appreciation (depreciation) on investments	(38,889)	(195,865)	40,062	418,935	405,187

Net realized and unrealized gain (loss) on investments	29,571	58,154	23,228	119,920	834,963

Net increase (decrease) in net assets from operations	$35,672	$44,690	$137,845	$252,572	$879,629

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-15

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2024

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

ASSETS

Investments, at value	$48,296,405	$5,054,644	$17,155,667	$7,316,868	$5,916,853

Total assets	$48,296,405	$5,054,644	$17,155,667	$7,316,868	$5,916,853

NET ASSETS—Accumulation fund	$48,296,405	$5,054,644	$17,155,667	$7,316,868	$5,916,853

Investments, at cost	$40,369,334	$4,899,010	$14,812,830	$7,634,517	$5,362,996

Shares held in corresponding Funds	669,482	683,060	639,183	623,243	303,273

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	79.00	36.06	57.85	37.59	54.47

Mortality & Expense Charge Band 2	81.42	37.16	59.62	38.74	56.13

Mortality & Expense Charge Band 3	83.91	38.30	61.45	39.93	57.85

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2024

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$501,587	$256,931	$234,306	$214,522	$29,821

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	201,774	26,442	86,716	35,439	29,154

Total expenses	201,774	26,442	86,716	35,439	29,154

Net investment income (loss)	299,813	230,489	147,590	179,083	667

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,112,143	(67,303)	(356,740)	(205,948)	(270,105)

Capital gain distributions	1,434,002	—	195,274	180,973	—

Net realized gain (loss)	3,546,145	(67,303)	(161,466)	(24,975)	(270,105)

Net change in unrealized appreciation (depreciation) on investments	4,603,601	104,945	2,162,142	173,816	834,049

Net realized and unrealized gain (loss) on investments	8,149,746	37,642	2,000,676	148,841	563,944

Net increase (decrease) in net assets from operations	$8,449,559	$268,131	$2,148,266	$327,924	$564,611

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

concluded

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio— Class I Sub-Account	Wanger Acorn Sub-Account	Wanger International Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$19,148,318	$736,278	$768,340	$1,044,613	$620,015

Total assets	$19,148,318	$736,278	$768,340	$1,044,613	$620,015

NET ASSETS—Accumulation fund	$19,148,318	$736,278	$768,340	$1,044,613	$620,015

Investments, at cost	$19,312,069	$740,135	$632,893	$1,051,773	$624,967

Shares held in corresponding Funds	1,830,623	73,628	50,482	56,649	102,652

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	25.69	46.64	119.88	67.77	18.32

Mortality & Expense Charge Band 2	26.48	48.74	126.95	71.76	19.32

Mortality & Expense Charge Band 3	27.29	50.93	134.45	76.00	20.37

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio— Class I Sub-Account	Wanger Acorn Sub-Account	Wanger International Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$482,330	$23,615	$—	$16,180	$39,358

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	94,658	4,314	4,750	6,860	3,930

Total expenses	94,658	4,314	4,750	6,860	3,930

Net investment income (loss)	387,672	19,301	(4,750)	9,320	35,428

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(548,860)	(8,638)	93,213	620	(44,644)

Capital gain distributions	—	—	—	—	—

Net realized gain (loss)	(548,860)	(8,638)	93,213	620	(44,644)

Net change in unrealized appreciation (depreciation) on investments	273,110	(10,532)	17,834	(115,753)	63,295

Net realized and unrealized gain (loss) on investments	(275,750)	(19,170)	111,047	(115,133)	18,651

Net increase (decrease) in net assets from operations	$111,922	$131	$106,297	$(105,813)	$54,079

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-17

Statement of Changes in Net Assets

TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Nuveen Life Balanced Sub-Account		Nuveen Life Core Bond Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$33,570	$34,638	$180,427	$124,461

Net realized gain (loss)	69,609	56,468	(166,765)	(258,680)

Net change in unrealized appreciation (depreciation) on investments	109,797	180,145	98,176	404,461

Net increase (decrease) in net assets from operations	212,976	271,251	111,838	270,242

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	108,652	28,707	293,512	180,307

Net contractowner transfers between accounts	254,495	(11,695)	198,163	(223,186)

Withdrawals and death benefits (b)	(183,283)	(26,086)	(551,630)	(250,529)

Net increase (decrease) in net assets resulting from contractowner transactions	179,864	(9,074)	(59,955)	(293,408)

Net increase (decrease) in net assets	392,840	262,177	51,883	(23,166)

NET ASSETS

Beginning of period	2,072,053	1,809,876	5,029,611	5,052,777

End of period	$2,464,893	$2,072,053	$5,081,494	$5,029,611

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	50,661	50,875	128,689	136,441

Units purchased	2,428	768	7,480	4,893

Units sold/transferred	1,722	(982)	(9,024)	(12,645)

End of period	54,811	50,661	127,145	128,689

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Nuveen Life Core Equity Sub-Account		Nuveen Life Growth Equity Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$49,177	$61,555	$(28,501)	$(21,391)

Net realized gain (loss)	602,747	2,244,199	775,513	(572,915)

Net change in unrealized appreciation (depreciation) on investments	2,698,514	614,647	2,966,130	4,908,297

Net increase (decrease) in net assets from operations	3,350,438	2,920,401	3,713,142	4,313,991

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	278,400	223,017	200,384	222,299

Net contractowner transfers between accounts	338,350	170,280	(476,384)	175,148

Withdrawals and death benefits (b)	(734,021)	(585,684)	(1,209,132)	(660,779)

Net increase (decrease) in net assets resulting from contractowner transactions	(117,271)	(192,387)	(1,485,132)	(263,332)

Net increase (decrease) in net assets	3,233,167	2,728,014	2,228,010	4,050,659

NET ASSETS

Beginning of period	11,834,247	9,106,233	13,407,299	9,356,640

End of period	$15,067,414	$11,834,247	$15,635,309	$13,407,299

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	94,976	96,729	148,629	151,119

Units purchased	1,935	2,097	1,988	3,044

Units sold/transferred	(2,563)	(3,850)	(14,788)	(5,534)

End of period	94,348	94,976	135,829	148,629

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-19

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Nuveen Life International Equity Sub-Account		Nuveen Life Large Cap Responsible Equity Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$258,923	$209,953	$23,395	$22,921

Net realized gain (loss)	492,449	366,662	485,221	66,370

Net change in unrealized appreciation (depreciation) on investments	(303,421)	1,269,463	(3,151)	494,448

Net increase (decrease) in net assets from operations	447,951	1,846,078	505,465	583,739

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	477,648	587,495	69,660	56,481

Net contractowner transfers between accounts	539,098	824,090	(537,452)	(41,164)

Withdrawals and death benefits (b)	(1,461,113)	(585,714)	(205,944)	(368,367)

Net increase (decrease) in net assets resulting from contractowner transactions	(444,367)	825,871	(673,736)	(353,050)

Net increase (decrease) in net assets	3,584	2,671,949	(168,271)	230,689

NET ASSETS

Beginning of period	13,713,090	11,041,141	3,131,887	2,901,198

End of period	$13,716,674	$13,713,090	$2,963,616	$3,131,887

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	350,405	328,024	28,131	31,611

Units purchased	11,741	16,305	601	602

Units sold/transferred	(22,794)	6,076	(5,734)	(4,082)

End of period	339,352	350,405	22,998	28,131

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Nuveen Life Large Cap Value Sub-Account		Nuveen Life Money Market Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$41,501	$41,415	$685,305	$628,889

Net realized gain (loss)	549,256	255,097	—	—

Net change in unrealized appreciation (depreciation) on investments	(45,071)	207,252	—	—

Net increase (decrease) in net assets from operations	545,686	503,764	685,305	628,889

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	116,486	130,154	1,537,647	1,562,633

Net contractowner transfers between accounts	(333,085)	(185,661)	(178,949)	(1,164,028)

Withdrawals and death benefits (b)	(32,569)	(425,766)	(620,011)	(1,124,571)

Net increase (decrease) in net assets resulting from contractowner transactions	(249,168)	(481,273)	738,687	(725,966)

Net increase (decrease) in net assets	296,518	22,491	1,423,992	(97,077)

NET ASSETS

Beginning of period	4,079,403	4,056,912	14,593,172	14,690,249

End of period	$4,375,921	$4,079,403	$16,017,164	$14,593,172

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	38,619	43,566	12,959,508	13,606,694

Units purchased	1,048	1,406	1,345,468	1,414,257

Units sold/transferred	(3,671)	(6,353)	(787,234)	(2,061,443)

End of period	35,996	38,619	13,517,742	12,959,508

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-21

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Nuveen Life Real Estate Securities Select Sub-Account		Nuveen Life Small Cap Equity Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$106,170	$95,652	$12,751	$8,633

Net realized gain (loss)	(154,363)	(218,711)	96,633	82,348

Net change in unrealized appreciation (depreciation) on investments	248,480	614,625	430,324	419,369

Net increase (decrease) in net assets from operations	200,287	491,566	539,708	510,350

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	125,155	137,028	127,183	115,981

Net contractowner transfers between accounts	(257,565)	(41,799)	(104,098)	249,699

Withdrawals and death benefits (b)	(211,517)	(241,824)	(215,455)	(222,307)

Net increase (decrease) in net assets resulting from contractowner transactions	(343,927)	(146,595)	(192,370)	143,373

Net increase (decrease) in net assets	(143,640)	344,971	347,338	653,723

NET ASSETS

Beginning of period	4,790,515	4,445,544	3,550,303	2,896,580

End of period	$4,646,875	$4,790,515	$3,897,641	$3,550,303

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	51,755	53,748	31,133	30,119

Units purchased	1,397	1,651	1,057	1,168

Units sold/transferred	(5,020)	(3,644)	(2,601)	(154)

End of period	48,132	51,755	29,589	31,133

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Nuveen Life Stock Index Sub-Account		Calamos Growth & Income Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,225,588	$1,069,218	$(1,618)	$(709)

Net realized gain (loss)	8,299,925	5,688,089	9,943	6,219

Net change in unrealized appreciation (depreciation) on investments	19,363,830	18,480,242	65,949	55,781

Net increase (decrease) in net assets from operations	28,889,343	25,237,549	74,274	61,291

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,609,920	6,032,415	20,877	13,181

Net contractowner transfers between accounts	(2,820,551)	(2,099,968)	(6,899)	12,593

Withdrawals and death benefits (b)	(6,109,184)	(3,761,048)	(8,378)	(33,864)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,319,815)	171,399	5,600	(8,090)

Net increase (decrease) in net assets	25,569,528	25,408,948	79,874	53,201

NET ASSETS

Beginning of period	126,188,198	100,779,250	367,569	314,368

End of period	$151,757,726	$126,188,198	$447,443	$367,569

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	949,171	952,716	8,112	8,259

Units purchased	38,338	52,069	426	327

Units sold/transferred	(65,422)	(55,614)	(321)	(474)

End of period	922,087	949,171	8,217	8,112

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-23

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	ClearBridge Variable Growth Portfolio— Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(17,461)	$(9,033)	$(5,972)	$(5,567)

Net realized gain (loss)	874,766	(619,843)	(593)	(287,172)

Net change in unrealized appreciation (depreciation) on investments	(449,471)	1,272,626	40,164	358,578

Net increase (decrease) in net assets from operations	407,834	643,750	33,599	65,839

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	135,817	153,197	35,096	58,206

Net contractowner transfers between accounts	(19,538)	(173,797)	(216,465)	(54,356)

Withdrawals and death benefits (b)	(105,276)	(103,628)	(23,915)	18,681

Net increase (decrease) in net assets resulting from contractowner transactions	11,003	(124,228)	(205,284)	22,531

Net increase (decrease) in net assets	418,837	519,522	(171,685)	88,370

NET ASSETS

Beginning of period	3,335,440	2,815,918	1,129,571	1,041,201

End of period	$3,754,277	$3,335,440	$957,886	$1,129,571

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	111,638	116,654	18,335	18,226

Units purchased	4,457	6,007	572	1,003

Units sold/transferred	(4,285)	(11,023)	(3,874)	(894)

End of period	111,810	111,638	15,033	18,335

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		Delaware VIP International Series— Standard Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024‡	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$6,929	$73,949	$60,445	$26,176

Net realized gain (loss)	(49,845)	(48,792)	20,770	(195,902)

Net change in unrealized appreciation (depreciation) on investments	55,241	(62,615)	965	552,418

Net increase (decrease) in net assets from operations	12,325	(37,458)	82,180	382,692

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	18,921	20,223	40,829	155,745

Net contractowner transfers between accounts	(24,995)	(43,537)	(3,226,003)	(260,698)

Withdrawals and death benefits (b)	(22,388)	(9,540)	(51,799)	(157,800)

Net increase (decrease) in net assets resulting from contractowner transactions	(28,462)	(32,854)	(3,236,973)	(262,753)

Net increase (decrease) in net assets	(16,137)	(70,312)	(3,154,793)	119,939

NET ASSETS

Beginning of period	320,877	391,189	3,154,793	3,034,854

End of period	$304,740	$320,877	$—	$3,154,793

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	15,610	17,054	112,144	121,862

Units purchased	918	963	1,473	5,757

Units sold/transferred	(2,257)	(2,407)	(113,617)	(15,475)

End of period	14,271	15,610	—	112,144

‡	Delaware VIP International Series-Standard Class merged operations with Macquarie VIP International Core Equity Series-Standard Class on April 26, 2024.
(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-25

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Dimensional VA Equity Allocation Portfolio Sub-Account		Dimensional VA Global Bond Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$366,216	$350,435	$218,895	$152,400

Net realized gain (loss)	782,947	874,283	(23,002)	(44,517)

Net change in unrealized appreciation (depreciation) on investments	2,001,132	2,294,738	26,887	73,342

Net increase (decrease) in net assets from operations	3,150,295	3,519,456	222,780	181,225

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	314,745	350,776	89,835	558,328

Net contractowner transfers between accounts	1,060,062	(72,183)	355,459	66,645

Withdrawals and death benefits (b)	(655,076)	853,954	(77,528)	(91,321)

Net increase (decrease) in net assets resulting from contractowner transactions	719,731	1,132,547	367,766	533,652

Net increase (decrease) in net assets	3,870,026	4,652,003	590,546	714,877

NET ASSETS

Beginning of period	21,708,777	17,056,774	4,476,179	3,761,302

End of period	$25,578,803	$21,708,777	$5,066,725	$4,476,179

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	494,947	466,012	163,551	144,116

Units purchased	6,483	9,015	3,231	20,611

Units sold/transferred	6,878	19,920	9,229	(1,176)

End of period	508,308	494,947	176,011	163,551

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Dimensional VA Global Moderate Allocation Portfolio Sub-Account		Dimensional VA International Small Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$193,757	$169,820	$246,325	$195,704

Net realized gain (loss)	593,212	36,042	129,420	(351,696)

Net change in unrealized appreciation (depreciation) on investments	230,598	799,333	(117,313)	1,119,282

Net increase (decrease) in net assets from operations	1,017,567	1,005,195	258,432	963,290

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	290,207	495,683	314,903	332,946

Net contractowner transfers between accounts	(175,876)	255,987	80,048	(600,601)

Withdrawals and death benefits (b)	(501,684)	(781,040)	(349,927)	(192,757)

Net increase (decrease) in net assets resulting from contractowner transactions	(387,353)	(29,370)	45,024	(460,412)

Net increase (decrease) in net assets	630,214	975,825	303,456	502,878

NET ASSETS

Beginning of period	8,407,023	7,431,198	7,977,218	7,474,340

End of period	$9,037,237	$8,407,023	$8,280,674	$7,977,218

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	191,953	194,810	157,682	167,955

Units purchased	6,164	12,093	6,067	7,185

Units sold/transferred	(12,893)	(14,950)	(5,704)	(17,458)

End of period	185,224	191,953	158,045	157,682

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-27

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Dimensional VA International Value Portfolio Sub-Account		Dimensional VA Short-Term Fixed Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$816,140	$871,563	$232,979	$190,171

Net realized gain (loss)	812,028	948,631	3,372	(15,980)

Net change in unrealized appreciation (depreciation) on investments	(336,474)	1,347,883	(2,155)	13,795

Net increase (decrease) in net assets from operations	1,291,694	3,168,077	234,196	187,986

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,281,354	1,442,607	205,648	210,166

Net contractowner transfers between accounts	(249,503)	(324,266)	(1,106,760)	1,483,838

Withdrawals and death benefits (b)	(964,147)	(766,486)	352,112	159,021

Net increase (decrease) in net assets resulting from contractowner transactions	67,704	351,855	(549,000)	1,853,025

Net increase (decrease) in net assets	1,359,398	3,519,932	(314,804)	2,041,011

NET ASSETS

Beginning of period	21,790,790	18,270,858	5,648,284	3,607,273

End of period	$23,150,188	$21,790,790	$5,333,480	$5,648,284

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	466,430	459,934	214,014	143,729

Units purchased	25,856	33,423	7,720	8,309

Units sold/transferred	(26,181)	(26,927)	(28,935)	61,976

End of period	466,105	466,430	192,799	214,014

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Dimensional VA US Large Value Portfolio Sub-Account		Dimensional VA US Targeted Value Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$286,901	$276,422	$113,960	$117,806

Net realized gain (loss)	2,242,325	820,917	1,054,185	1,117,114

Net change in unrealized appreciation (depreciation) on investments	(382,264)	460,060	(247,451)	748,093

Net increase (decrease) in net assets from operations	2,146,962	1,557,399	920,694	1,983,013

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	658,096	700,176	385,079	731,878

Net contractowner transfers between accounts	(142,711)	(276,404)	(298,941)	(190,734)

Withdrawals and death benefits (b)	(833,331)	(667,381)	(452,540)	(272,777)

Net increase (decrease) in net assets resulting from contractowner transactions	(317,946)	(243,609)	(366,402)	268,367

Net increase (decrease) in net assets	1,829,016	1,313,790	554,292	2,251,380

NET ASSETS

Beginning of period	16,761,923	15,448,133	12,170,831	9,919,451

End of period	$18,590,939	$16,761,923	$12,725,123	$12,170,831

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	212,870	216,910	138,971	135,684

Units purchased	7,643	9,719	4,284	9,749

Units sold/transferred	(11,771)	(13,759)	(8,567)	(6,462)

End of period	208,742	212,870	134,688	138,971

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-29

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Dimensional VIT Inflation Protected Securities Portfolio Sub-Account		Franklin Income VIP Fund—Class 1 Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$23,651	$30,830	$58,389	$93,555

Net realized gain (loss)	(14,949)	(205,166)	(58,126)	76,329

Net change in unrealized appreciation (depreciation) on investments	3,493	198,203	98,262	(18,817)

Net increase (decrease) in net assets from operations	12,195	23,867	98,525	151,067

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	46,201	33,645	17,253	17,315

Net contractowner transfers between accounts	60,168	(234,014)	(764,726)	48,923

Withdrawals and death benefits (b)	(51,847)	(75,443)	(21,696)	(31,933)

Net increase (decrease) in net assets resulting from contractowner transactions	54,522	(275,812)	(769,169)	34,305

Net increase (decrease) in net assets	66,717	(251,945)	(670,644)	185,372

NET ASSETS

Beginning of period	954,581	1,206,526	1,977,090	1,791,718

End of period	$1,021,298	$954,581	$1,306,446	$1,977,090

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	33,892	44,433	46,575	45,800

Units purchased	1,644	1,233	410	456

Units sold/transferred	305	(11,774)	(17,948)	319

End of period	35,841	33,892	29,037	46,575

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$15,642	$13,702	$(13,415)	$(11,823)

Net realized gain (loss)	23,409	61,096	(427,514)	(341,185)

Net change in unrealized appreciation (depreciation) on investments	59,129	38,802	645,423	853,445

Net increase (decrease) in net assets from operations	98,180	113,600	204,494	500,437

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	32,935	38,488	76,167	81,438

Net contractowner transfers between accounts	109,130	(80,048)	311,013	150,326

Withdrawals and death benefits (b)	(49,919)	(57,318)	(276,174)	(55,290)

Net increase (decrease) in net assets resulting from contractowner transactions	92,146	(98,878)	111,006	176,474

Net increase (decrease) in net assets	190,326	14,722	315,500	676,911

NET ASSETS

Beginning of period	961,899	947,177	2,551,570	1,874,659

End of period	$1,152,225	$961,899	$2,867,070	$2,551,570

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	21,071	23,416	29,706	27,636

Units purchased	693	933	854	1,117

Units sold/transferred	877	(3,278)	(565)	953

End of period	22,641	21,071	29,995	29,706

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-31

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(21,962)	$(13,196)	$14,148	$9,377

Net realized gain (loss)	748,931	(330,628)	153,979	19,373

Net change in unrealized appreciation (depreciation) on investments	417,323	1,367,347	98,022	139,713

Net increase (decrease) in net assets from operations	1,144,292	1,023,523	266,149	168,463

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	153,331	117,824	31,056	42,232

Net contractowner transfers between accounts	306,167	38,568	592,911	(77,137)

Withdrawals and death benefits (b)	(92,838)	(47,783)	(45,234)	(83,765)

Net increase (decrease) in net assets resulting from contractowner transactions	366,660	108,609	578,733	(118,670)

Net increase (decrease) in net assets	1,510,952	1,132,132	844,882	49,793

NET ASSETS

Beginning of period	3,780,338	2,648,206	1,721,065	1,671,272

End of period	$5,291,290	$3,780,338	$2,565,947	$1,721,065

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	21,145	20,611	32,757	35,326

Units purchased	712	769	562	916

Units sold/transferred	1,232	(235)	9,429	(3,485)

End of period	23,089	21,145	42,748	32,757

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account		John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$4,514	$5,560	$245,627	$70,552

Net realized gain (loss)	15,823	37,655	82,252	141,954

Net change in unrealized appreciation (depreciation) on investments	4,763	15,650	(529,110)	636,340

Net increase (decrease) in net assets from operations	25,100	58,865	(201,231)	848,846

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	37,504	36,066	435,992	465,421

Net contractowner transfers between accounts	(80,617)	(59,799)	11,245	68,812

Withdrawals and death benefits (b)	(24,351)	(24,545)	(413,494)	(253,921)

Net increase (decrease) in net assets resulting from contractowner transactions	(67,464)	(48,278)	33,743	280,312

Net increase (decrease) in net assets	(42,364)	10,587	(167,488)	1,129,158

NET ASSETS

Beginning of period	596,988	586,401	6,836,890	5,707,732

End of period	$554,624	$596,988	$6,669,402	$6,836,890

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,247	7,855	197,922	189,561

Units purchased	443	470	12,596	14,572

Units sold/transferred	(1,256)	(1,078)	(11,785)	(6,211)

End of period	6,434	7,247	198,733	197,922

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-33

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	LVIP Macquarie Diversified Income Fund— Standard Class Sub-Account		Macquarie VIP International Core Equity Series—Standard Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024[i]

FROM OPERATIONS

Net investment income (loss)	$148,746	$138,216.00	$27,422

Net realized gain (loss)	(259,976)	(81,406.00)	12,121

Net change in unrealized appreciation (depreciation) on investments	169,687	153,680.00	(66,514)

Net increase (decrease) in net assets from operations	58,457	210,490	(26,971)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	153,433	173,725	115,820

Net contractowner transfers between accounts	(73,843)	216,152	3,201,562

Withdrawals and death benefits (b)	(152,939)	(89,923)	(48,576)

Net increase (decrease) in net assets resulting from contractowner transactions	(73,349)	299,954	3,268,806

Net increase (decrease) in net assets	(14,892)	510,444	3,241,835

NET ASSETS

Beginning of period	4,040,918	3,530,474	—

End of period	$4,026,026	$4,040,918	$3,241,835

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	232,697	215,360	—

Units purchased	8,965	10,633	3,982

Units sold/transferred	(13,594)	6,704	108,987

End of period	228,068	232,697	112,969

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
i	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Macquarie VIP Small Cap Value Series— Standard Class Sub-Account		Matson Money Fixed Income VI Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$35,282	$16,494	$45,313	$30,366

Net realized gain (loss)	169,345	344,416	(43,997)	(8,129)

Net change in unrealized appreciation (depreciation) on investments	230,997	(21,128)	44,652	44,407

Net increase (decrease) in net assets from operations	435,624	339,782	45,968	66,644

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	91,161	115,585	29,893	33,260

Net contractowner transfers between accounts	(215,424)	(156,377)	109,153	55,561

Withdrawals and death benefits (b)	(164,449)	(124,277)	(165,994)	(72,619)

Net increase (decrease) in net assets resulting from contractowner transactions	(288,712)	(165,069)	(26,948)	16,202

Net increase (decrease) in net assets	146,912	174,713	19,020	82,846

NET ASSETS

Beginning of period	4,069,675	3,894,962	1,513,381	1,430,535

End of period	$4,216,587	$4,069,675	$1,532,401	$1,513,381

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	39,392	41,194	60,558	59,901

Units purchased	848	1,228	1,193	1,387

Units sold/transferred	(3,442)	(3,030)	(2,443)	(730)

End of period	36,798	39,392	59,308	60,558

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-35

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$46,921	$50,305	$5,119	$10,841

Net realized gain (loss)	276,273	93,940	597,041	281,695

Net change in unrealized appreciation (depreciation) on investments	(221,002)	132,351	(319,480)	76,895

Net increase (decrease) in net assets from operations	102,192	276,596	282,680	369,431

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	81,798	87,685	84,719	92,564

Net contractowner transfers between accounts	(2,866)	(89,131)	(110,644)	37,027

Withdrawals and death benefits (b)	(308,849)	(125,228)	(436,055)	(155,733)

Net increase (decrease) in net assets resulting from contractowner transactions	(229,917)	(126,674)	(461,980)	(26,142)

Net increase (decrease) in net assets	(127,725)	149,922	(179,300)	343,289

NET ASSETS

Beginning of period	2,072,304	1,922,382	2,659,771	2,316,482

End of period	$1,944,579	$2,072,304	$2,480,471	$2,659,771

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	62,731	67,018	51,291	51,787

Units purchased	2,404	2,896	1,575	2,014

Units sold/transferred	(9,049)	(7,183)	(9,977)	(2,510)

End of period	56,086	62,731	42,889	51,291

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$8,767	$7,669	$(867)	$(690)

Net realized gain (loss)	38,806	32,378	12,370	(10,471)

Net change in unrealized appreciation (depreciation) on investments	91,537	315,942	24,154	44,794

Net increase (decrease) in net assets from operations	139,110	355,989	35,657	33,633

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	66,387	55,442	5,302	5,822

Net contractowner transfers between accounts	(880,181)	102,518	—	(56,367)

Withdrawals and death benefits (b)	(45,819)	(32,174)	(10,104)	(2,455)

Net increase (decrease) in net assets resulting from contractowner transactions	(859,613)	125,786	(4,802)	(53,000)

Net increase (decrease) in net assets	(720,503)	481,775	30,855	(19,367)

NET ASSETS

Beginning of period	2,915,618	2,433,843	118,683	138,050

End of period	$2,195,115	$2,915,618	$149,538	$118,683

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	63,692	60,597	990	1,527

Units purchased	1,409	1,316	37	56

Units sold/transferred	(19,375)	1,779	(76)	(593)

End of period	45,726	63,692	951	990

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-37

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(5,446)	$(3,350)	$15,271	$30,946

Net realized gain (loss)	274,545	65,889	(4,566)	44,350

Net change in unrealized appreciation (depreciation) on investments	40,156	213,554	76,851	(107,992)

Net increase (decrease) in net assets from operations	309,255	276,093	87,556	(32,696)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	77,768	60,492	20,595	20,235

Net contractowner transfers between accounts	(428,358)	437,497	(137,962)	(195,101)

Withdrawals and death benefits (b)	(64,891)	42,681	(16,134)	(18,597)

Net increase (decrease) in net assets resulting from contractowner transactions	(415,481)	540,670	(133,501)	(193,463)

Net increase (decrease) in net assets	(106,226)	816,763	(45,945)	(226,159)

NET ASSETS

Beginning of period	1,761,926	945,163	930,881	1,157,040

End of period	$1,655,700	$1,761,926	$884,936	$930,881

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	32,696	21,963	10,694	12,964

Units purchased	1,314	1,302	243	255

Units sold/transferred	(7,035)	9,431	(1,719)	(2,525)

End of period	26,975	32,696	9,218	10,694

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$5,030	$13,247	$(1,550)	$(1,026)

Net realized gain (loss)	24,970	263,264	50,616	9,890

Net change in unrealized appreciation (depreciation) on investments	214,381	5,263	22,767	66,452

Net increase (decrease) in net assets from operations	244,381	281,774	71,833	75,316

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	120,400	136,874	3,659	7,567

Net contractowner transfers between accounts	(24,487)	(40,081)	(160,655)	(4,026)

Withdrawals and death benefits (b)	(340,131)	(118,630)	33,484	(8,002)

Net increase (decrease) in net assets resulting from contractowner transactions	(244,218)	(21,837)	(123,512)	(4,461)

Net increase (decrease) in net assets	163	259,937	(51,679)	70,855

NET ASSETS

Beginning of period	3,056,695	2,796,758	362,788	291,933

End of period	$3,056,858	$3,056,695	$311,109	$362,788

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	70,838	71,764	5,108	5,248

Units purchased	2,720	3,492	48	125

Units sold/transferred	(7,867)	(4,418)	(1,568)	(265)

End of period	65,691	70,838	3,588	5,108

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-39

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$27,188	$10,316	$13,259	$154,268

Net realized gain (loss)	(16,693)	(43,624)	(66,753)	(122,191)

Net change in unrealized appreciation (depreciation) on investments	2,858	66,068	82,393	(117,195)

Net increase (decrease) in net assets from operations	13,353	32,760	28,899	(85,118)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	25,823	27,919	34,818	28,279

Net contractowner transfers between accounts	6,383	(5,267)	(131,632)	(97,681)

Withdrawals and death benefits (b)	(9,741)	(11,319)	(12,348)	(42,410)

Net increase (decrease) in net assets resulting from contractowner transactions	22,465	11,333	(109,162)	(111,812)

Net increase (decrease) in net assets	35,818	44,093	(80,263)	(196,930)

NET ASSETS

Beginning of period	480,197	436,104	834,663	1,031,593

End of period	$516,015	$480,197	$754,400	$834,663

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	19,962	19,623	37,797	42,865

Units purchased	1,059	1,232	1,543	1,242

Units sold/transferred	(294)	(893)	(6,488)	(6,310)

End of period	20,727	19,962	32,852	37,797

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$186,360	$146,710	$13,464	$6,658

Net realized gain (loss)	(90,779)	(251,349)	(118)	(6,174)

Net change in unrealized appreciation (depreciation) on investments	115,777	396,527	(16,566)	18,340

Net increase (decrease) in net assets from operations	211,358	291,888	(3,220)	18,824

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	216,332	223,924	16,383	21,844

Net contractowner transfers between accounts	14,116	(508,046)	(8,965)	35,871

Withdrawals and death benefits (b)	(171,180)	(158,240)	10,841	(18,477)

Net increase (decrease) in net assets resulting from contractowner transactions	59,268	(442,362)	18,259	39,238

Net increase (decrease) in net assets	270,626	(150,474)	15,039	58,062

NET ASSETS

Beginning of period	2,971,843	3,122,317	406,441	348,379

End of period	$3,242,469	$2,971,843	$421,480	$406,441

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	95,739	111,097	21,334	19,377

Units purchased	6,744	7,779	885	1,220

Units sold/transferred	(5,135)	(23,137)	59	737

End of period	97,348	95,739	22,278	21,334

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-41

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PSF Natural Resources Portfolio—Class II Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$149,705	$166,383	$(6,788)	$(6,491)

Net realized gain (loss)	(177,131)	(253,659)	39,029	81,669

Net change in unrealized appreciation (depreciation) on investments	139,744	296,282	3,233	(96,070)

Net increase (decrease) in net assets from operations	112,318	209,006	35,474	(20,892)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	421,008	398,635	63,196	68,970

Net contractowner transfers between accounts	63,349	(218,221)	(100,224)	(3,909)

Withdrawals and death benefits (b)	(163,173)	(301,043)	1,645	(237,180)

Net increase (decrease) in net assets resulting from contractowner transactions	321,184	(120,629)	(35,383)	(172,119)

Net increase (decrease) in net assets	433,502	88,377	91	(193,011)

NET ASSETS

Beginning of period	6,639,091	6,550,714	970,013	1,163,024

End of period	$7,072,593	$6,639,091	$970,104	$970,013

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	321,639	328,294	16,230	19,738

Units purchased	20,275	20,005	1,074	1,208

Units sold/transferred	(6,160)	(26,660)	(1,517)	(4,716)

End of period	335,754	321,639	15,787	16,230

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PSF PGIM Jennison Blend Portfolio—Class II Sub-Account		PSF PGIM Jennison Value Portfolio—Class II Sub-Account
	December 31, 2024	December 31, 2023[i]	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(11,805)	$(603)	$(2,011)	$(1,315)

Net realized gain (loss)	50,106	1,059	3,177	17,280

Net change in unrealized appreciation (depreciation) on investments	417,531	66,960	66,745	12,891

Net increase (decrease) in net assets from operations	455,832	67,416	67,911	28,856

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	49,114	3,046	5,041	5,235

Net contractowner transfers between accounts	(51,872)	1,769,138	210,969	(46,090)

Withdrawals and death benefits (b)	(54,751)	(1,495)	(7,060)	(23,041)

Net increase (decrease) in net assets resulting from contractowner transactions	(57,509)	1,770,689	208,950	(63,896)

Net increase (decrease) in net assets	398,323	1,838,105	276,861	(35,040)

NET ASSETS

Beginning of period	1,838,105	—	237,397	272,437

End of period	$2,236,428	$1,838,105	$514,258	$237,397

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	31,661	—	3,653	4,764

Units purchased	744	56	72	92

Units sold/transferred	(1,755)	31,605	2,756	(1,203)

End of period	30,650	31,661	6,481	3,653

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
i	For the period December 8, 2023 (commencement of operations) to December 31, 2023.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-43

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	PVC Equity Income Account—Class 1 Sub-Account		PVC MidCap Account—Class 1 Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$141,353	$121,788	$(2,065)	$(3,248)

Net realized gain (loss)	321,280	509,233	71,206	7,203

Net change in unrealized appreciation (depreciation) on investments	767,864	162,606	57,656	130,870

Net increase (decrease) in net assets from operations	1,230,497	793,627	126,797	134,825

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	244,252	266,660	7,067	6,571

Net contractowner transfers between accounts	(165,637)	615,593	1,454	(25,232)

Withdrawals and death benefits (b)	(772,839)	(231,763)	(11,010)	(15,019)

Net increase (decrease) in net assets resulting from contractowner transactions	(694,224)	650,490	(2,489)	(33,680)

Net increase (decrease) in net assets	536,273	1,444,117	124,308	101,145

NET ASSETS

Beginning of period	8,266,900	6,822,783	644,635	543,490

End of period	$8,803,173	$8,266,900	$768,943	$644,635

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	123,267	113,107	6,385	6,763

Units purchased	3,372	4,401	68	80

Units sold/transferred	(12,492)	5,759	(132)	(458)

End of period	114,147	123,267	6,321	6,385

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(3,022)	$(3,219)	$6,101	$2,689

Net realized gain (loss)	(37,004)	(79,053)	68,460	190,172

Net change in unrealized appreciation (depreciation) on investments	91,398	171,318	(38,889)	46,971

Net increase (decrease) in net assets from operations	51,372	89,046	35,672	239,832

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	23,450	24,686	26,929	30,965

Net contractowner transfers between accounts	(97,896)	(53,591)	(138,314)	37,828

Withdrawals and death benefits (b)	(70,587)	(20,148)	(48,940)	(91,052)

Net increase (decrease) in net assets resulting from contractowner transactions	(145,033)	(49,053)	(160,325)	(22,259)

Net increase (decrease) in net assets	(93,661)	39,993	(124,653)	217,573

NET ASSETS

Beginning of period	561,857	521,864	1,237,734	1,020,161

End of period	$468,196	$561,857	$1,113,081	$1,237,734

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	17,387	19,055	41,985	43,368

Units purchased	697	853	938	1,258

Units sold/transferred	(5,249)	(2,521)	(6,078)	(2,641)

End of period	12,835	17,387	36,845	41,985

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-45

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	T. Rowe Price® Health Sciences Portfolio I Sub-Account		T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(13,464)	$(14,896)	$114,617	$74,663

Net realized gain (loss)	254,019	(11,180)	(16,834)	(65,388)

Net change in unrealized appreciation (depreciation) on investments	(195,865)	77,470	40,062	103,073

Net increase (decrease) in net assets from operations	44,690	51,394	137,845	112,348

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	108,014	145,830	128,799	143,967

Net contractowner transfers between accounts	(480,253)	(426,860)	412,786	20,472

Withdrawals and death benefits (b)	(78,405)	(194,871)	(121,797)	(51,211)

Net increase (decrease) in net assets resulting from contractowner transactions	(450,644)	(475,901)	419,788	113,228

Net increase (decrease) in net assets	(405,954)	(424,507)	557,633	225,576

NET ASSETS

Beginning of period	2,328,524	2,753,031	2,815,453	2,589,877

End of period	$1,922,570	$2,328,524	$3,373,086	$2,815,453

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	43,965	53,234	103,250	99,229

Units purchased	1,915	2,864	4,665	5,491

Units sold/transferred	(10,027)	(12,133)	10,205	(1,470)

End of period	35,853	43,965	118,120	103,250

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Templeton Developing Markets VIP Fund— Class 1 Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$132,652	$63,038	$44,666	$25,279

Net realized gain (loss)	(299,015)	(441,225)	429,776	131,328

Net change in unrealized appreciation (depreciation) on investments	418,935	748,306	405,187	1,254,331

Net increase (decrease) in net assets from operations	252,572	370,119	879,629	1,410,938

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	126,976	165,602	303,035	283,501

Net contractowner transfers between accounts	134,543	106,239	55,241	500,471

Withdrawals and death benefits (b)	(406,928)	(99,626)	(130,211)	(121,866)

Net increase (decrease) in net assets resulting from contractowner transactions	(145,409)	172,215	228,065	662,106

Net increase (decrease) in net assets	107,163	542,334	1,107,694	2,073,044

NET ASSETS

Beginning of period	3,557,507	3,015,173	6,799,327	4,726,283

End of period	$3,664,670	$3,557,507	$7,907,021	$6,799,327

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	182,154	174,036	100,292	89,038

Units purchased	6,155	8,963	4,068	4,775

Units sold/transferred	(13,893)	(845)	(1,037)	6,479

End of period	174,416	182,154	103,323	100,292

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-47

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF High Yield Bond Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$299,813	$238,701	$230,489	$172,781

Net realized gain (loss)	3,546,145	751,551	(67,303)	(55,286)

Net change in unrealized appreciation (depreciation) on investments	4,603,601	5,652,079	104,945	313,168

Net increase (decrease) in net assets from operations	8,449,559	6,642,331	268,131	430,663

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,073,488	1,210,434	294,975	288,887

Net contractowner transfers between accounts	4,897,051	2,124,044	366,357	235,685

Withdrawals and death benefits (b)	(391,766)	3,612	(259,468)	(170,547)

Net increase (decrease) in net assets resulting from contractowner transactions	5,578,773	3,338,090	401,864	354,025

Net increase (decrease) in net assets	14,028,332	9,980,421	669,995	784,688

NET ASSETS

Beginning of period	34,268,073	24,287,652	4,384,649	3,599,961

End of period	$48,296,405	$34,268,073	$5,054,644	$4,384,649

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	515,635	459,538	123,852	113,185

Units purchased	14,320	20,589	8,099	8,731

Units sold/transferred	52,924	35,508	2,730	1,936

End of period	582,879	515,635	134,681	123,852

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF Real Estate Index Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$147,590	$122,680	$179,083	$109,380

Net realized gain (loss)	(161,466)	(478,004)	(24,975)	145,706

Net change in unrealized appreciation (depreciation) on investments	2,162,142	2,411,143	173,816	428,812

Net increase (decrease) in net assets from operations	2,148,266	2,055,819	327,924	683,898

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	954,402	1,067,356	278,075	308,844

Net contractowner transfers between accounts	(760,894)	(338,682)	102,926	263,172

Withdrawals and death benefits (b)	(703,049)	(451,786)	(200,666)	(145,510)

Net increase (decrease) in net assets resulting from contractowner transactions	(509,541)	276,888	180,335	426,506

Net increase (decrease) in net assets	1,638,725	2,332,707	508,259	1,110,404

NET ASSETS

Beginning of period	15,516,942	13,184,235	6,808,609	5,698,205

End of period	$17,155,667	$15,516,942	$7,316,868	$6,808,609

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	294,567	288,992	180,547	168,322

Units purchased	16,724	22,164	7,361	9,056

Units sold/transferred	(27,193)	(16,589)	(1,948)	3,169

End of period	284,098	294,567	185,960	180,547

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-49

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$667	$(6,592)	$387,672	$264,004

Net realized gain (loss)	(270,105)	(440,762)	(548,860)	(937,969)

Net change in unrealized appreciation (depreciation) on investments	834,049	1,267,913	273,110	1,457,955

Net increase (decrease) in net assets from operations	564,611	820,559	111,922	783,990

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	209,212	270,216	1,391,611	1,627,412

Net contractowner transfers between accounts	(9,503)	154,969	1,349,098	109,841

Withdrawals and death benefits (b)	(216,228)	(101,685)	(730,176)	344,618

Net increase (decrease) in net assets resulting from contractowner transactions	(16,519)	323,500	2,010,533	2,081,871

Net increase (decrease) in net assets	548,092	1,144,059	2,122,455	2,865,861

NET ASSETS

Beginning of period	5,368,761	4,224,702	17,025,863	14,160,002

End of period	$5,916,853	$5,368,761	$19,148,318	$17,025,863

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	104,746	98,215	640,988	561,039

Units purchased	3,900	5,741	52,185	63,763

Units sold/transferred	(4,623)	790	19,960	16,186

End of period	104,023	104,746	713,133	640,988

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	VY CBRE Global Real Estate Portfolio— Class I Sub-Account		Wanger Acorn Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$19,301	$10,904	$(4,750)	$(4,786)

Net realized gain (loss)	(8,638)	(49,227)	93,213	(36,948)

Net change in unrealized appreciation (depreciation) on investments	(10,532)	137,692	17,834	193,981

Net increase (decrease) in net assets from operations	131	99,369	106,297	152,247

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	21,567	30,962	26,343	43,883

Net contractowner transfers between accounts	(47,800)	(21,767)	(330,033)	463,571

Withdrawals and death benefits (b)	(36,563)	(25,919)	(99,204)	(29,115)

Net increase (decrease) in net assets resulting from contractowner transactions	(62,796)	(16,724)	(402,894)	478,339

Net increase (decrease) in net assets	(62,665)	82,645	(296,597)	630,586

NET ASSETS

Beginning of period	798,943	716,298	1,064,937	434,351

End of period	$736,278	$798,943	$768,340	$1,064,937

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	16,168	16,251	9,363	4,613

Units purchased	444	687	224	434

Units sold/transferred	(1,727)	(770)	(3,626)	4,316

End of period	14,885	16,168	5,961	9,363

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-51

Statement of Changes in Net Assets TIAA-CREF Life Separate Account VLI-1 ∎ For the period or year ended	concluded

	Wanger International Sub-Account		Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$9,320	$(3,325)	$35,428	$31,417

Net realized gain (loss)	620	(253,466)	(44,644)	(26,711)

Net change in unrealized appreciation (depreciation) on investments	(115,753)	447,713	63,295	52,275

Net increase (decrease) in net assets from operations	(105,813)	190,922	54,079	56,981

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	67,155	74,067	29,422	36,607

Net contractowner transfers between accounts	(167,618)	(109,339)	(65,648)	2,172

Withdrawals and death benefits (b)	(63,359)	(47,664)	(53,474)	(22,623)

Net increase (decrease) in net assets resulting from contractowner transactions	(163,822)	(82,936)	(89,700)	16,156

Net increase (decrease) in net assets	(269,635)	107,986	(35,621)	73,137

NET ASSETS

Beginning of period	1,314,248	1,206,262	655,636	582,499

End of period	$1,044,613	$1,314,248	$620,015	$655,636

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	16,484	17,673	35,532	34,664

Units purchased	875	1,013	1,590	2,143

Units sold/transferred	(2,989)	(2,202)	(5,617)	(1,275)

End of period	14,370	16,484	31,505	35,532

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VLI-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on May 23, 2001 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

TIAA-CREF Life, a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of two different variable life insurance policies: the Intelligent Life Flexible Premium Individual Variable Universal Life Insurance Policy (referred to as “Intelligent Life VUL”) and the Intelligent Life Flexible Premium Last Survivor Variable Universal Life Insurance Policy (referred to as “Intelligent Life SVUL”). Premiums received from the policies are allocated to the investment accounts (“Sub-Accounts”) that invest in non-proprietary funds or Nuveen Life Funds (collectively, the “Funds”). Nuveen Life Funds is an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“the, “Adviser”), a wholly owned indirect subsidiary of TIAA. Accumulation Unit Values are calculated daily for each Sub-Account. The Intelligent Life products offer over 60 Sub-Accounts.

Effective April 26, 2024, the Delaware VIP International Series—Standard Class Sub-Account merged into Macquarie VIP International Core Equity Series-Standard Class Sub-Account.

Effective May 1, 2024, the following Fund names have changed (with a corresponding change to the Sub-Account name):

Current Fund	New Fund
TIAA-CREF Life Balanced Fund	Nuveen Life Balanced Fund
TIAA-CREF Life Core Bond Fund	Nuveen Life Core Bond Fund
TIAA-CREF Life Growth Equity Fund	Nuveen Life Growth Equity Fund
TIAA-CREF Life Growth & Income Fund	Nuveen Life Core Equity Fund
TIAA-CREF Life International Equity Fund	Nuveen Life International Equity Fund
TIAA-CREF Life Large-Cap Value Fund	Nuveen Life Large Cap Value Fund
TIAA-CREF Life Money Market Fund	Nuveen Life Money Market Fund
TIAA-CREF Life Real Estate Securities Fund	Nuveen Life Real Estate Securities Select Fund
TIAA-CREF Life Small-Cap Equity Fund	Nuveen Life Small Cap Equity Fund
TIAA-CREF Life Social Choice Equity Fund	Nuveen Life Large Cap Responsible Equity Fund
TIAA-CREF Life Stock Index Fund	Nuveen Life Stock Index Fund
ClearBridge Variable Aggressive Growth Portfolio—Class I	ClearBridge Variable Growth Portfolio—Class I
Delaware Ivy VIP International Core Equity Series—Standard Class	Macquarie VIP International Core Equity Series—Standard Class
Delaware VIP Small Cap Value Series—Standard Class	Macquarie VIP Small Cap Value Series—Standard Class
LVIP Delaware Diversified Income—Standard Class	LVIP Macquarie Diversified Income—Standard Class

Effective May 29, 2024, the John Hancock Emerging Markets Value Trust Sub-Account was renamed John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account.

Effective December 15, 2024, the following Fund names have changed (with a corresponding change to the Sub-Account name):

Current Fund	New Fund
DFA VA Equity Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
DFA VA Global Bond Portfolio	Dimensional VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio	Dimensional VA International Small Portfolio
DFA VA International Value Portfolio	Dimensional VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio	Dimensional VA Short-Term Fixed Portfolio
DFA VA US Large Value Portfolio	Dimensional VA US Large Value Portfolio
DFA VA US Targeted Value Portfolio	Dimensional VA US Targeted Value Portfolio
DFA VIT Inflation Protected Securities Portfolio	Dimensional VIT Inflation Protected Securities Portfolio

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-53

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VLI-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Separate Account adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial positions or the results of its operations.

Product Management of the Separate Account acts as the chief operating decision maker (“CODM”). The Separate Account represents a single operating segment. The CODM monitors the operating results of the Separate Account as a whole and is responsible for the Separate Account’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Separate Account’s Sub-Accounts, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, premiums and withdrawal and death benefits), which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Separate Account’s single segment, is consistent with that presented within the Separate Account’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follow:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2024, all of the investments in the Sub-Accounts were investments in registered investment companies and were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts for services required to administer the Sub-Accounts and the contracts and to cover certain insurance risks borne by TIAA-CREF Life. The administrative expense charge is currently set at an annual rate of 0.20% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life also imposes a daily charge for bearing certain mortality and expense risks within the

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Intelligent Life Flexible Premium Variable Universal Life Sub-Accounts at an annual rate of 0.95% if the total investment value is less than $100,000; 0.65% if the investment value is $100,000 to $500,000; and 0.35% if the total investment value exceeds $500,000. For Policy Years 21 and greater, the annual rate will be 0.35% regardless of the value.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Flexible Premium Individual Variable Universal Life Expense Charges

TRANSACTION FEES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Premium Expense Charge[1]	Upon receipt of each Premium payment	6.0% of each Premium payment	4.0% of each Premium payment

Surrender Charge	Not applicable	None	None

Transfer Charge[2]	Upon transfer	$25 per transfer	$0

[1]

TIAA-CREF Life reserves the right to reduce or waive the Premium Expense Charge for particular contracts when we anticipate that our administration expenses will be lower. In addition, we reserve the right to waive the Premium Expense Charge for particular contracts when no premium tax is incurred.

[2]

TIAA-CREF Life does not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

The following table describes the fees and expenses that an owner will pay periodically during the time that he or she owns the Policy, not including the fees and expenses of the portfolios.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Unit Charge:[3]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.24–$1.20 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.60 per $1,000 of Face Amount (or increase in Face Amount)[4]

Charge for an Insured with Issue Age of 46 and a Face Amount of $250,000 during the first Policy Year	Monthly	$270 annually	$150 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00–$1.50 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.96 per $1,000 of Face Amount (or increase in Face Amount)[5]

Charge for Insureds with Issue Ages of 62 and a Face Amount of $1,000,000 during the first Policy Year	Monthly	$1,500 annually	$960 annually

[3]

The maximum guaranteed Policy Unit Charge varies based on the Issue Age, Face Amount, Policy Year, and whether the Policy is a Single Life or Last Survivor policy. The maximum guaranteed Policy Unit Charge shown in the table may not be typical of the charges you will pay. We reserve the right to reduce or waive the Policy Unit Charge for particular contracts when we anticipate that our administration expenses will be lower. For more information regarding the maximum guaranteed Policy Unit Charge, please see “Charges and Deductions—Monthly Charge—Policy Unit Charge.”

[4]	Currently, the Policy Unit Charge is deducted from single life Policies only during the first 15 Policy Years (or 15 years following an increase in Face Amount).
[5]	Currently, the Policy Unit Charge is deducted from last survivor Policies only during the first 20 Policy Years (or 20 years following an increase in Face Amount).

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Fee:[6]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	$72-$600 annually	$72-$600 annually

Charge for an Insured with Issue Age of 46 and during the first Policy Year	Monthly	$300 annually	$300 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	$72–$996 annually	$72–$996 annually

Charge for Insureds with Issue Ages of 62 during the first Policy Year	Monthly	$996 annually	$996 annually

Cost of Insurance:[7]

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-55

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$1,000 per $1,000 of net amount at risk	Annual rate of $0.19–$265.42[8] per $1,000 of net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year	Monthly	Annual rate of $3.73 per $1,000 of net amount at risk	Annual rate of $1.72 per $1,000 of net amount at risk

[6]

Policy fees vary based on Issue Age, Policy Year, and whether the policy is a Single Life or Last Survivor policy. We reserve the right to reduce or waive the Policy Fee for particular contracts when we anticipate that our administration expenses will be lower. The policy fees shown in the table may not be typical of the charges you will pay. For more information regarding the policy fees, please see “Charges and Deductions.”

[7]

Cost of insurance charges vary based on the Issue Age, sex (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount and whether the policy is a Single Life or Last Survivor policy. The charge generally increases as the Issue Age increases. The net amount at risk is equal to: the death benefit divided by an interest discount factor on the Monthly Charge Date; minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insured’s age and Underwriting Class, the death benefit option, Face Amount, planned Premiums, and Riders requested.

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $1,000 per $1,000 of net amount at risk	Annual rate of $0.00 to $265.42[8] per $1,000 of net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year	Monthly	Annual rate of $0.17 per $1,000 of net amount at risk	Annual rate of $0.07 per $1,000 of net amount at risk

Mortality and Expense Risk Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.10%

Administrative Expense Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.20%

Loan Interest Spread	Daily	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter[9]	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[9]

The guaranteed maximum loan interest spread is the maximum difference between the interest we charge you for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated see “Loans” and “Charges and Deductions—Loan Interest Charge.”

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Optional Charges:[10]

Accelerated Death Benefit Charge	At the time accelerated death benefit is paid	$200.[11] In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.	$0. In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.

Automatic Increase Rider:[12]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.24–$1.20 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.68–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.60 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.19–$265.428[8] per $1,000 increase in net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 and an increase in Face Amount of $12,500 during the Second Policy Year	Monthly	Policy Unit Charge: $13.50 annually Cost of Insurance Charge: Annual rate of $4.03 per $1,000 of increase in net amount at risk	Policy Unit Charge: $7.50 annually Cost of Insurance Charge: Annual rate of $1.92 per $1,000 of increase in net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

[10]

The charges for these Riders may vary based on the Insured’s Issue Age, sex (in most states), Underwriting Class, Policy Value, Policy Year, Face Amount, death benefit option, net amount at risk, and whether the policy is a Single Life or Last Survivor policy. The charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning your charges is available on request from our Administrative Office.

[11]	This amount may be lower depending on the laws of your state.
[12]	The costs of the Automatic Increase Rider are the incremental Cost of Insurance and Policy Unit Charges associated with the increases. These charges will be at the same rate as the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.00–$1.50 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.96 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$265.42[8] per $1,000 increase in net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 and an increase in Face Amount of $50,000 during the Second Policy Year	Monthly	Policy Unit Charge: $75.00 annually Cost of Insurance Charge: Annual rate of $0.58 per $1,000 increase in net amount at risk	Policy Unit Charge: $48 annually Cost of Insurance Charge: Annual rate of $0.23 per $1,000 increase in net amount at risk

Four-Year Term Benefit Rider:[13]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$156.29[8] per $1,000 of increased net amount at risk	Annual rate of $0.20–$74.82[8] per $1,000 of increased net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year.	Monthly	Annual rate of $3.73 per $1,000 of increased net amount at risk	Annual rate of $1.72 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[13]

The costs of the Four-Year Term Benefit Rider are the Cost of Insurance Charges arising from the four-year term insurance. These Cost of Insurance charges will be at a rate equal to the greater of the Cost of Insurance rate of the base policy or an annual rate of $0.20 per $1,000 of net amount at risk. The Cost of Insurance Charges for the Four-Year Term Benefit Rider will not exceed the guaranteed maximum rate for the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $93.31[8] per $1,000 of increased net amount at risk	Annual rate of $0.00 to $16.18[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year.	Monthly	Annual rate of $0.17 per $1,000 of increased net amount at risk	Annual rate of $0.17 per $1,000 of increased net amount at risk

SINGLE LIFE POLICY

Waiver of Monthly Charges Rider:

Minimum and Maximum Charge	Monthly	3.0%–10.0% of monthly deduction	3.0%–10.0% of monthly deduction

Charge for a male Insured with Issue Age of 46	Monthly	5.5% of monthly deduction	5.5% of monthly deduction

LAST SURVIVOR POLICY

Policy Split Rider		No Charge	No Charge

Guaranteed Minimum Death Rider		No Charge	No Charge

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Single Life Term Rider:

Minimum and Maximum Charge	Monthly	The maximum Policy Unit Charge is the same as on the base Policy ($0.00–$1.50 per $1,000 of Face Amount). The maximum annual Cost of Insurance Charge ranges from $1.25 to $125.71[8] per $1,000 of increased net amount at risk	The current Policy Unit Charge is the same as on the base Policy ($0.96 per $1,000 of Face Amount)[14]. The current annual Cost of Insurance Charge ranges from $0.52 to $87.00[8] per $1,000 of increased net amount at risk

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-57

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Charge for a Select Non-Tobacco Male Insured with an Issue Age of 62 and a Face Amount of $500,000 during the First Policy Year.	Monthly	The maximum Policy Unit Charge is $750 annually. The maximum Cost of Insurance Charge is an annual rate of $16.26 per $1,000 of increased net amount at risk	The current Policy Unit Charge is $480 annually. The current Cost of Insurance Charge is an annual rate of $9.74 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[14]	Currently, the Policy Unit Charge on the Single Life Term Rider is deducted only during the first 20 Policy Years.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Intelligent Life Flexible Premium Variable Universal Life Expense Charges

TRANSACTION FEES

The following table describes the fees and expenses that an owner will pay at the time he or she buys the policy, surrenders the policy, or transfers policy value among the allocation options.

		Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Premium Tax Charge	Upon receipt of each Premium payment	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%

Surrender Charge	Not Applicable	$0	$0

Partial Withdrawal Charge	At the time of each withdrawal	$20	$20

Transfer Charge*	Upon transfer	$25 per transfer	$0

*

We do not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The following table describes the fees and expenses that an owner will pay periodically during the time he or she owns the policy, not including the fees and expenses of the Portfolios.

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Policy Fee:

SINGLE LIFE POLICY	Monthly	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Cost of Insurance:[1]

SINGLE LIFE POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $0.18 Maximum $1,000 Example[2] $2.67	Minimum $0.18 Maximum $1,000 Example[2] $1.22

LAST SURVIVOR POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[1]

The Cost of Insurance charges vary based on Issue Age, gender (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount, and whether the Policy is a single life or last survivor Policy. The charge generally increases as the Issue Age(s) increase. The Net Amount at Risk is equal to: the death benefit discounted for a month of interest minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to Your Policy, and more detailed information concerning your cost of insurance charges is discussed in the “Charges and Deductions—Monthly Charge” section of this prospectus and is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insureds’ ages and Underwriting Classes, the death benefit option, Face Amount, planned Premiums, and requested Riders. Substandard classifications provide for higher rates with a maximum guaranteed annual rate of $1,000 per $1,000 of Net Amount at Risk and a maximum current annual rate of $1,000 per $1,000 of Net Amount at Risk.

[2]	Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).
[3]

Charge for a preferred non-tobacco underwriting risk Male/Female couple with Issue Ages of 58 & 55, respectively, and $1.5 million of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Mortality and Expense Risk Charge	Daily, applied to total value in all Investment Accounts	Annual rate of 0.95% for Policy Years 1–20 and 0.35% for Policy Years 21 and later

Annual rate is4 :

• 0.95% if total value in all Investment Accounts is less than $100,000;

• 0.65% if total value in all Investment Accounts is from $100,000 to $500,000; and

• 0.35% if total value in all Investment Accounts is over $500,000.

Regardless of value, the annual rate will be 0.35% in Policy Years 21 and later.

Loan Interest Charge	Daily, charged against the Outstanding Loan Amount plus accrued interest[6]	Annual rate of 5.00%[5]	Annual rate of 5.00%[5]

Extended Maturity Benefit		No Charge	No Charge

Reinstatement Interest Charge	Upon reinstatement of a lapsed Policy	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.

Optional Charges:[7]

Accelerated Death Benefit Charge	At the time the accelerated death benefit is paid	$200.[8] In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.	$0. In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.

Charitable Giving Benefit Rider		No Charge	No Charge

Over loan Protection Endorsement		No Charge[9]	No Charge[9]

Waiver of Monthly Charges Rider:

SINGLE LIFE POLICY	Monthly. (Rate is a percentage of the monthly COI deduction)	Minimum 3.00% Maximum 18.39% Example[3] 7.46%	Minimum 3.00% Maximum 18.39% Example[3] 7.46%

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Level Cost of Insurance (“COI”) Endorsement:

SINGLE LIFE POLICY	Monthly. (Cost of Insurance rate is an annual amount per $1,000 of the Net Amount at Risk.)	Minimum $0.26 Maximum $133.60 Example[10] $2.67	Minimum $0.26 Maximum $59.43 Example[10] $1.16

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Policy Split Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY		No Charge	No Charge

Estate Transfer Protection Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY

Cost of Insurance[1]

(Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[4]	The rate will be reviewed on each Monthly Charge Date. The value in the Fixed Account is not included.
[5]

The guaranteed maximum loan interest spread is therefore 0.65% annually. This is the maximum difference between the interest we charge You for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated, please see “Loans” and “Charges and Deductions—Loan Interest Charge.”

[6]

Your current loan interest spread will vary based upon your Policy Year. The loan interest spread for Policy Years 1–10 is 0.65% annually and the loan interest spread for Policy Years 11 and later is 0.20% annually. Due to the reduced loan interest spread, the tax consequences associated with loans outstanding after Policy Year 10 are unclear and a tax adviser should be consulted about these consequences.

[7]

These charges may vary based on the Issue Age(s) of the Insured(s), gender (in most states), Underwriting Class(es), Policy Value, Policy Year, Face Amount, death benefit option, Net Amount at Risk, and whether the Policy is a single life or last survivor Policy. The charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed charges applicable to Your Policy, and more detailed information concerning Your charges is available upon request from our Administrative Office.

[8]	This amount may be lower depending on the laws of your state.
[9]	There is no specific charge but the Policy Value will be reduced when the Overloan conditions are met.
[10]

Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk), under a 10-year option.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-59

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to the Adviser. TIAA-CREF Life provides all administrative services for the Sub-Accounts. TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA, performs distribution functions for the contracts pursuant to a Principal Underwriting and Administrative Services Agreement.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2024 were as follows:

Sub-Accounts	Purchases	Sales

Nuveen Life Balanced	$565,998	$287,839

Nuveen Life Core Bond	1,116,057	995,585

Nuveen Life Core Equity	3,057,854	2,659,527

Nuveen Life Growth Equity	2,428,567	3,942,200

Nuveen Life International Equity	3,134,399	3,365,033

Nuveen Life Large Cap Responsible Equity	1,040,634	1,548,440

Nuveen Life Large Cap Value	1,397,820	1,335,890

Nuveen Life Money Market	7,044,814	5,688,424

Nuveen Life Real Estate Securities Select	489,715	741,504

Nuveen Life Small Cap Equity	641,619	779,663

Nuveen Life Stock Index	27,864,412	27,847,781

Calamos Growth & Income Portfolio	31,346	21,451

ClearBridge Variable Growth Portfolio-Class I	1,363,089	371,639

ClearBridge Variable Small Cap Growth Portfolio—Class I	210,846	389,401

Credit Suisse Trust-Commodity Return Strategy Portfolio	77,481	99,014

Delaware VIP International Series—Standard Class	149,593	3,326,121

Dimensional VA Equity Allocation Portfolio	3,464,296	2,082,418

Dimensional VA Global Bond Portfolio	1,095,978	509,317

Dimensional VA Global Moderate Allocation Portfolio	3,707,147	3,849,073

Dimensional VA International Small Portfolio	1,813,121	1,295,349

Dimensional VA International Value Portfolio	5,964,629	4,597,630

Dimensional VA Short-Term Fixed Portfolio	1,752,533	2,068,547

Dimensional VA US Large Value Portfolio	4,844,500	2,967,107

Dimensional VA US Targeted Value Portfolio	3,813,273	3,206,030

Dimensional VIT Inflation Protected Securities Portfolio	279,333	213,509

Franklin Income VIP Fund—Class 1	164,376	870,017

Franklin Mutual Shares VIP Fund—Class 1	277,432	160,732

Franklin Small-Mid Cap Growth VIP Fund—Class 1	933,620	836,029

Janus Henderson Forty Portfolio—Institutional Shares	2,840,732	2,192,604

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	1,217,373	491,238

Janus Henderson Overseas Portfolio—Institutional Shares	44,453	107,403

John Hancock Disciplined Value Emerging Markets Equity Trust	1,576,540	1,297,168

LVIP Macquarie Diversified Income Fund—Standard Class	1,519,740	1,444,343

Macquarie VIP International Core Equity Series-Standard Class	3,642,354	338,799

Macquarie VIP Small Cap Value Series—Standard Class	551,336	657,784

Matson Money Fixed Income VI Portfolio	776,789	757,916

Matson Money International Equity VI Portfolio	677,527	823,706

Matson Money U.S. Equity VI Portfolio	874,813	1,110,079

MFS Global Equity Series—Initial Class	525,815	1,238,703

MFS Growth Series—Initial Class	15,735	10,742

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	1,126,736	1,394,383

MFS Utilities Series—Initial Class	133,629	227,043

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	435,762	570,951

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	108,440	219,317

PIMCO VIT All Asset Portfolio—Institutional Class	146,733	97,082

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	71,328	167,231

PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	720,468	474,829

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	112,747	81,025

PIMCO VIT Real Return Portfolio—Institutional Class	1,418,522	947,590

PSF Natural Resources Portfolio—Class II	493,237	535,408

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Sub-Accounts	Purchases	Sales

PSF PGIM Jennison Blend Portfolio—Class II	$256,967	$326,281

PSF PGIM Jennison Value Portfolio—Class II	215,204	8,265

PVC Equity Income Account—Class 1	1,353,464	1,819,023

PVC MidCap Account—Class 1	223,469	165,500

Royce Capital Fund Micro-Cap Portfolio—Investment Class	115,817	232,930

Royce Capital Fund Small-Cap Portfolio—Investment Class	381,401	498,250

T. Rowe Price® Health Sciences Portfolio I	971,719	1,263,008

T. Rowe Price® Limited-Term Bond Portfolio	960,764	426,359

Templeton Developing Markets VIP Fund—Class 1	1,292,910	1,285,289

Vanguard VIF Capital Growth Portfolio	3,148,646	2,716,713

Vanguard VIF Equity Index Portfolio	19,226,059	11,913,471

Vanguard VIF High Yield Bond Portfolio	1,385,878	760,756

Vanguard VIF Mid-Cap Index Portfolio	4,575,256	4,741,905

Vanguard VIF Real Estate Index Portfolio	1,826,617	1,286,192

Vanguard VIF Small Company Growth Portfolio	1,173,660	1,189,505

Vanguard VIF Total Bond Market Index Portfolio	6,776,396	4,378,184

VY CBRE Global Real Estate Portfolio—Class I	134,588	178,083

Wanger Acorn	174,886	582,535

Wanger International	202,795	357,301

Western Asset Variable Global High Yield Bond Portfolio—Class I	490,242	544,514

Note 5—condensed financial information

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Nuveen Life Balanced Sub-Account
2024	55	$39.87 to $41.07	$43.59 to $46.53	$2,465	2.09%	0.35% to 0.95%	9.33% to 9.92%
2023	51	$34.77 to $35.70	$39.87 to $41.07	$2,072	2.48%	0.65% to 0.95%	14.68% to 15.02%
2022	51	$42.08 to $44.11	$34.77 to $35.70	$1,810	2.60%	0.65% to 0.95%	(17.38)% to (17.13)%
2021	78	$38.69 to $40.32	$42.08 to $44.11	$3,396	1.83%	0.35% to 0.95%	8.75% to 9.40%
2020	75	$34.22 to $35.44	$38.69 to $40.32	$2,999	2.32%	0.35% to 0.95%	13.08% to 13.76%

Nuveen Life Core Bond Sub-Account
2024	127	$36.29 to $40.45	$36.92 to $41.41	$5,081	3.97%	0.35% to 0.95%	1.74% to 2.35%
2023	129	$34.47 to $38.20	$36.29 to $40.45	$5,030	2.88%	0.35% to 0.95%	5.27% to 5.90%
2022	136	$40.10 to $44.17	$34.47 to $38.20	$5,053	2.21%	0.35% to 0.95%	(14.03)% to (13.51)%
2021	130	$40.88 to $44.76	$40.10 to $44.17	$5,565	2.15%	0.35% to 0.95%	(1.92)% to (1.33)%
2020	94	$38.27 to $41.65	$40.88 to $44.76	$4,023	2.97%	0.35% to 0.95%	6.84% to 7.48%

Nuveen Life Core Equity Sub-Account
2024	94	$111.28 to $132.66	$142.00 to $170.39	$15,067	0.82%	0.30% to 0.95%	27.60% to 28.44%
2023	95	$84.51 to $100.10	$111.28 to $132.66	$11,834	1.07%	0.30% to 0.95%	31.68% to 32.53%
2022	97	$109.72 to $129.11	$84.51 to $100.10	$9,106	0.75%	0.30% to 0.95%	(22.97)% to (22.47)%
2021	97	$88.49 to $103.46	$109.72 to $129.11	$11,836	0.79%	0.30% to 0.95%	23.99% to 24.80%
2020	97	$74.17 to $86.16	$88.49 to $103.46	$9,437	1.31%	0.30% to 0.95%	19.30% to 20.08%

Nuveen Life Growth Equity Sub-Account
2024	136	$81.60 to $93.68	$103.67 to $119.80	$15,635	0.25%	0.30% to 0.95%	27.05% to 27.88%
2023	149	$56.26 to $64.17	$81.60 to $93.68	$13,407	0.27%	0.30% to 0.95%	45.05% to 45.99%
2022	151	$84.67 to $95.95	$56.26 to $64.17	$9,357	0.00%	0.30% to 0.95%	(33.55)% to (33.12)%
2021	160	$73.58 to $82.85	$84.67 to $95.95	$14,827	0.26%	0.30% to 0.95%	15.07% to 15.82%
2020	149	$51.60 to $57.72	$73.58 to $82.85	$11,921	0.34%	0.30% to 0.95%	42.61% to 43.53%

Nuveen Life International Equity Sub-Account
2024	339	$35.64 to $43.17	$36.58 to $44.61	$13,717	2.26%	0.30% to 0.95%	2.66% to 3.33%
2023	350	$30.90 to $37.20	$35.64 to $43.17	$13,713	2.10%	0.30% to 0.95%	15.32% to 16.06%
2022	328	$37.46 to $44.79	$30.90 to $37.20	$11,041	3.21%	0.30% to 0.95%	(17.49)% to (16.95)%
2021	339	$34.11 to $40.53	$37.46 to $44.79	$13,893	1.11%	0.30% to 0.95%	9.80% to 10.51%
2020	308	$29.86 to $35.25	$34.11 to $40.53	$11,410	1.67%	0.30% to 0.95%	14.25% to 14.94%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-61

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Nuveen Life Large Cap Responsible Equity Sub-Account
2024	23	$100.50 to $123.99	$117.48 to $145.90	$2,964	1.34%	0.30% to 0.95%	16.90% to 17.67%
2023	28	$82.88 to $101.60	$100.50 to $123.99	$3,132	1.36%	0.30% to 0.95%	21.26% to 22.04%
2022	32	$101.83 to $124.01	$82.88 to $101.60	$2,901	1.21%	0.30% to 0.95%	(18.61)% to (18.07)%
2021	33	$81.36 to $98.44	$101.83 to $124.01	$3,799	1.07%	0.30% to 0.95%	25.16% to 25.97%
2020	32	$68.18 to $81.97	$81.36 to $98.44	$2,855	1.64%	0.30% to 0.95%	19.33% to 20.11%

Nuveen Life Large Cap Value Sub-Account
2024	36	$99.01 to $110.37	$112.56 to $126.23	$4,376	1.54%	0.35% to 0.95%	13.68% to 14.37%
2023	39	$87.44 to $96.89	$99.01 to $110.37	$4,079	1.64%	0.35% to 0.95%	13.23% to 13.91%
2022	44	$95.02 to $104.66	$87.44 to $96.89	$4,057	1.28%	0.35% to 0.95%	(7.97)% to (7.42)%
2021	43	$75.62 to $82.80	$95.02 to $104.66	$4,381	1.37%	0.35% to 0.95%	25.65% to 26.41%
2020	44	$73.40 to $79.89	$75.62 to $82.80	$3,523	2.04%	0.35% to 0.95%	3.02% to 3.64%

Nuveen Life Money Market Sub-Account
2024	13,518	$1.07 to $1.19	$1.11 to $1.24	$16,017	5.03%	0.35% to 0.95%	4.17% to 4.80%
2023	12,960	$1.03 to $1.13	$1.07 to $1.19	$14,593	4.89%	0.35% to 0.95%	4.03% to 4.65%
2022	13,607	$1.02 to $1.12	$1.03 to $1.13	$14,690	1.50%	0.35% to 0.95%	0.51% to 1.11%
2021	11,049	$1.03 to $1.13	$1.02 to $1.12	$11,820	0.00%	0.35% to 0.95%	(0.95)% to (0.36)%
2020	10,547	$1.04 to $1.13	$1.03 to $1.13	$11,317	0.48%	0.35% to 0.95%	(0.54)% to 0.06%

Nuveen Life Real Estate Securities Select Sub-Account
2024	48	$86.08 to $95.96	$89.34 to $100.20	$4,647	2.83%	0.35% to 0.95%	3.78% to 4.41%
2023	52	$77.58 to $85.97	$86.08 to $95.96	$4,791	2.72%	0.35% to 0.95%	10.96% to 11.62%
2022	54	$109.73 to $120.87	$77.58 to $85.97	$4,446	1.50%	0.35% to 0.95%	(29.30)% to (28.87)%
2021	62	$79.40 to $86.93	$109.73 to $120.87	$7,313	1.50%	0.35% to 0.95%	38.21% to 39.04%
2020	60	$79.15 to $86.14	$79.40 to $86.93	$5,052	2.38%	0.35% to 0.95%	0.31% to 0.91%

Nuveen Life Small Cap Equity Sub-Account
2024	30	$106.50 to $118.72	$122.37 to $137.24	$3,898	0.89%	0.35% to 0.95%	14.90% to 15.60%
2023	31	$90.61 to $100.41	$106.50 to $118.72	$3,550	0.86%	0.35% to 0.95%	17.53% to 18.23%
2022	30	$108.42 to $119.42	$90.61 to $100.41	$2,897	0.49%	0.35% to 0.95%	(16.42)% to (15.92)%
2021	31	$87.73 to $96.06	$108.42 to $119.42	$3,618	0.48%	0.35% to 0.95%	23.58% to 24.32%
2020	30	$78.52 to $85.46	$87.73 to $96.06	$2,761	0.86%	0.35% to 0.95%	11.73% to 12.41%

Nuveen Life Stock Index Sub-Account
2024	922	$122.43 to $155.63	$149.98 to $191.89	$151,758	1.38%	0.30% to 0.95%	22.50% to 23.30%
2023	949	$98.16 to $123.98	$122.43 to $155.63	$126,188	1.50%	0.30% to 0.95%	24.72% to 25.53%
2022	953	$122.62 to $153.86	$98.16 to $123.98	$100,779	1.35%	0.30% to 0.95%	(19.95)% to (19.43)%
2021	899	$98.54 to $122.85	$122.62 to $153.86	$118,638	1.26%	0.30% to 0.95%	24.44% to 25.25%
2020	843	$82.38 to $102.03	$98.54 to $122.85	$88,414	1.76%	0.30% to 0.95%	19.62% to 20.40%

Calamos Growth & Income Portfolio Sub-Account
2024	8	$43.94 to $46.39	$52.70 to $55.81	$447	0.39%	0.65% to 0.95%	19.93% to 20.29%
2023	8	$36.93 to $38.87	$43.94 to $46.39	$368	0.57%	0.65% to 0.95%	18.99% to 19.34%
2022	8	$46.07 to $48.34	$36.93 to $38.87	$314	0.68%	0.65% to 0.95%	(19.83)% to (19.59)%
2021	11	$38.31 to $40.08	$46.07 to $48.34	$535	0.39%	0.65% to 0.95%	20.25% to 20.61%
2020	8	$31.59 to $32.95	$38.31 to $40.08	$294	0.46%	0.65% to 0.95%	21.27% to 21.64%

ClearBridge Variable Growth Portfolio-Class I Sub-Account
2024	112	$28.24 to $31.21	$31.55 to $35.08	$3,754	0.11%	0.35% to 0.95%	11.73% to 12.40%
2023	112	$22.91 to $25.17	$28.24 to $31.21	$3,335	0.31%	0.35% to 0.95%	23.25% to 23.99%
2022	117	$31.43 to $34.32	$22.91 to $25.17	$2,816	0.46%	0.35% to 0.95%	(27.11)% to (26.67)%
2021	110	$28.77 to $31.23	$31.43 to $34.32	$3,648	0.16%	0.35% to 0.95%	9.26% to 9.91%
2020	114	$24.61 to $26.55	$28.77 to $31.23	$3,439	0.84%	0.35% to 0.95%	16.90% to 17.61%

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2024	15	$57.54 to $63.72	$59.56 to $66.72	$958	0.00%	0.35% to 0.95%	3.51% to 4.13%
2023	18	$53.58 to $58.99	$57.54 to $63.72	$1,130	0.00%	0.35% to 0.95%	7.38% to 8.03%
2022	18	$76.02 to $83.65	$53.58 to $58.99	$1,041	0.00%	0.35% to 0.95%	(29.52)% to (29.31)%
2021	18	$68.15 to $74.54	$76.02 to $83.65	$1,418	0.00%	0.35% to 0.95%	11.55% to 12.22%
2020	22	$48.03 to $52.21	$68.15 to $74.54	$1,585	0.00%	0.35% to 0.95%	41.91% to 42.76%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2024	14	$20.36 to $20.99	$21.14 to $21.86	$305	3.20%	0.65% to 0.95%	3.83% to 4.14%
2023	16	$22.61 to $23.24	$20.36 to $20.99	$321	21.78%	0.65% to 0.95%	(9.97)% to (9.70)%
2022	17	$19.67 to $20.16	$22.61 to $23.24	$391	17.24%	0.65% to 0.95%	14.94% to 15.28%
2021	13	$15.53 to $15.87	$19.67 to $20.16	$268	1.68%	0.65% to 0.95%	26.69% to 27.07%
2020	6	$15.91 to $16.21	$15.53 to $15.87	$87	5.49%	0.65% to 0.95%	(2.41)% to (2.12)

Dimensional VA Equity Allocation Portfolio Sub-Account
2024	508	$42.43 to $44.11	$48.37 to $50.59	$25,579	1.96%	0.35% to 0.95%	14.01% to 14.70%
2023	495	$35.65 to $36.84	$42.43 to $44.11	$21,709	2.27%	0.35% to 0.95%	19.01% to 19.73%
2022	466	$41.69 to $42.83	$35.65 to $36.84	$17,057	1.86%	0.35% to 0.95%	(14.50)% to (13.98)%
2021	433	$33.84 to $34.56	$41.69 to $42.83	$18,476	2.18%	0.35% to 0.95%	23.20% to 23.94%
2020	434	$30.46 to $30.92	$33.84 to $34.56	$14,918	1.78%	0.35% to 0.95%	11.10% to 11.77%

Dimensional VA Global Bond Portfolio Sub-Account
2024	176	$26.07 to $27.95	$27.21 to $29.36	$5,067	5.15%	0.35% to 0.95%	4.38% to 5.01%
2023	164	$25.05 to $26.70	$26.07 to $27.95	$4,476	4.24%	0.35% to 0.95%	4.06% to 4.69%
2022	144	$27.00 to $28.61	$25.05 to $26.70	$3,761	1.60%	0.35% to 0.95%	(7.22)% to (6.66)%
2021	138	$27.54 to $29.01	$27.00 to $28.61	$3,857	0.75%	0.35% to 0.95%	(1.98)% to (1.39)%
2020	129	$27.40 to $28.69	$27.54 to $29.01	$3,655	0.03%	0.35% to 0.95%	0.50% to 1.10%

Dimensional VA Global Moderate Allocation Portfolio Sub-Account
2024	185	$42.02 to $44.66	$46.61 to $49.84	$9,037	2.69%	0.35% to 0.95%	10.93% to 11.60%
2023	192	$36.97 to $39.06	$42.02 to $44.66	$8,407	2.84%	0.35% to 0.95%	13.64% to 14.32%
2022	195	$41.92 to $44.03	$36.97 to $39.06	$7,431	1.53%	0.35% to 0.95%	(11.80)% to (11.27)%
2021	190	$37.06 to $38.68	$41.92 to $44.03	$8,221	1.52%	0.35% to 0.95%	13.12% to 13.80%
2020	181	$33.62 to $34.88	$37.06 to $38.68	$6,880	1.24%	0.35% to 0.95%	10.24% to 10.90%

Dimensional VA International Small Portfolio Sub-Account
2024	158	$48.18 to $51.67	$49.54 to $53.45	$8,281	3.47%	0.35% to 0.95%	2.83% to 3.45%
2023	158	$42.62 to $45.44	$48.18 to $51.67	$7,977	3.18%	0.35% to 0.95%	13.04% to 13.71%
2022	168	$52.24 to $55.36	$42.62 to $45.44	$7,474	2.83%	0.35% to 0.95%	(18.42)% to (17.93)%
2021	148	$46.04 to $48.49	$52.24 to $55.36	$8,040	2.65%	0.35% to 0.95%	13.48% to 14.16%
2020	151	$42.48 to $44.48	$46.04 to $48.49	$7,179	2.12%	0.35% to 0.95%	8.38% to 9.03%

Dimensional VA International Value Portfolio Sub-Account
2024	466	$44.49 to $47.71	$46.99 to $50.70	$23,150	4.05%	0.35% to 0.95%	5.61% to 6.25%
2023	466	$38.11 to $40.63	$44.49 to $47.71	$21,791	4.90%	0.35% to 0.95%	16.75% to 17.45%
2022	460	$39.85 to $42.23	$38.11 to $40.63	$18,271	4.15%	0.35% to 0.95%	(4.37)% to (3.79)%
2021	427	$34.06 to $35.88	$39.85 to $42.23	$17,667	4.21%	0.35% to 0.95%	17.00% to 17.70%
2020	401	$35.00 to $36.65	$34.06 to $35.88	$14,088	2.63%	0.35% to 0.95%	(2.69)% to (2.11)%

Dimensional VA Short-Term Fixed Portfolio Sub-Account
2024	193	$24.99 to $26.80	$26.11 to $28.17	$5,333	5.30%	0.35% to 0.95%	4.48% to 5.11%
2023	214	$24.03 to $25.61	$24.99 to $26.80	$5,648	4.98%	0.35% to 0.95%	3.99% to 4.62%
2022	144	$24.54 to $26.00	$24.03 to $25.61	$3,607	1.43%	0.35% to 0.95%	(2.09)% to (1.50)%
2021	133	$24.82 to $26.15	$24.54 to $26.00	$3,389	0.01%	0.35% to 0.95%	(1.13)% to (0.54)%
2020	164	$24.91 to $26.08	$24.82 to $26.15	$4,233	0.60%	0.35% to 0.95%	(0.35)% to 0.25%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-63

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Dimensional VA US Large Value Portfolio Sub-Account
2024	209	$74.87 to $80.30	$84.09 to $90.72	$18,591	2.07%	0.35% to 0.95%	12.31% to 12.99%
2023	213	$68.14 to $72.64	$74.87 to $80.30	$16,762	2.29%	0.35% to 0.95%	9.88% to 10.54%
2022	217	$72.32 to $76.64	$68.14 to $72.64	$15,448	2.35%	0.35% to 0.95%	(5.78)% to (5.21)%
2021	206	$57.47 to $60.54	$72.32 to $76.64	$15,482	1.73%	0.35% to 0.95%	25.84% to 26.59%
2020	216	$58.83 to $61.60	$57.47 to $60.54	$12,823	2.24%	0.35% to 0.95%	(2.31)% to (1.72)%

Dimensional VA US Targeted Value Portfolio Sub-Account
2024	135	$83.24 to $89.28	$89.16 to $96.20	$12,725	1.42%	0.35% to 0.95%	7.11% to 7.76%
2023	139	$70.01 to $74.64	$83.24 to $89.28	$12,171	1.65%	0.35% to 0.95%	18.90% to 19.61%
2022	136	$73.79 to $78.19	$70.01 to $74.64	$9,919	1.35%	0.35% to 0.95%	(5.12)% to (4.55)%
2021	133	$53.33 to $56.18	$73.79 to $78.19	$10,240	1.43%	0.35% to 0.95%	38.36% to 39.19%
2020	143	$51.78 to $54.21	$53.33 to $56.18	$7,894	1.90%	0.35% to 0.95%	3.00% to 3.62%

Dimensional VIT Inflation Protected Securities Portfolio Sub-Account
2024	36	$27.30 to $28.57	$27.55 to $29.00	$1,021	2.91%	0.35% to 0.95%	0.92% to 1.53%
2023	34	$26.50 to $27.56	$27.30 to $28.57	$955	3.40%	0.35% to 0.95%	3.04% to 3.66%
2022	44	$30.56 to $31.59	$26.50 to $27.56	$1,207	8.30%	0.35% to 0.95%	(13.28)% to (12.76)%
2021	44	$29.22 to $30.02	$30.56 to $31.59	$1,363	4.93%	0.35% to 0.95%	4.58% to 5.21%
2020	33	$26.40 to $26.97	$29.22 to $30.02	$979	1.26%	0.35% to 0.95%	10.66% to 11.33%

Franklin Income VIP Fund—Class 1 Sub-Account
2024	29	$38.71 to $43.14	$41.20 to $46.20	$1,306	4.13%	0.35% to 0.95%	6.44% to 7.08%
2023	47	$35.89 to $39.77	$38.71 to $43.14	$1,977	5.37%	0.35% to 0.95%	7.85% to 8.49%
2022	46	$38.23 to $42.11	$35.89 to $39.77	$1,792	4.20%	0.35% to 0.95%	(6.13)% to (5.57)%
2021	25	$32.99 to $36.12	$38.23 to $42.11	$1,037	4.70%	0.36% to 0.95%	15.90% to 16.60%
2020	26	$32.98 to $35.90	$32.99 to $36.12	$893	5.17%	0.35% to 0.95%	0.02% to 0.62%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2024	23	$42.94 to $47.86	$47.42 to $53.18	$1,152	2.13%	0.35% to 0.95%	10.44% to 11.10%
2023	21	$38.11 to $42.23	$42.94 to $47.86	$962	2.07%	0.35% to 0.95%	12.66% to 13.33%
2022	23	$41.44 to $45.64	$38.11 to $42.23	$947	2.19%	0.35% to 0.95%	(8.03)% to (7.48)%
2021	23	$35.00 to $38.32	$41.44 to $45.64	$1,029	3.02%	0.35% to 0.95%	18.39% to 19.11%
2020	26	$37.14 to $40.42	$35.00 to $38.32	$951	3.27%	0.35% to 0.95%	(5.75)% to (5.18)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2024	30	$79.89 to $88.97	$88.08 to $98.69	$2,867	0.00%	0.35% to 0.95%	10.25% to 10.92%
2023	30	$63.44 to $70.23	$79.89 to $88.97	$2,552	0.00%	0.35% to 0.95%	25.93% to 26.68%
2022	28	$96.34 to $106.01	$63.44 to $70.23	$1,875	0.00%	0.35% to 0.95%	(34.15)% to (33.75)%
2021	30	$88.21 to $96.49	$96.34 to $106.01	$3,050	0.00%	0.35% to 0.95%	9.21% to 9.87%
2020	34	$57.26 to $62.26	$88.21 to $96.49	$3,157	0.00%	0.35% to 0.95%	54.05% to 54.98%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2024	23	$167.72 to $186.94	$213.42 to $239.32	$5,291	0.12%	0.35% to 0.95%	27.25% to 28.02%
2023	21	$120.97 to $134.03	$167.72 to $186.94	$3,780	0.19%	0.35% to 0.95%	38.64% to 39.48%
2022	21	$183.80 to $202.42	$120.97 to $134.03	$2,648	0.19%	0.35% to 0.95%	(34.18)% to (33.78)%
2021	20	$150.98 to $165.28	$183.80 to $202.42	$3,812	0.00%	0.35% to 0.95%	21.74% to 22.47%
2020	21	$109.34 to $118.98	$150.98 to $165.28	$3,279	0.28%	0.35% to 0.95%	38.08% to 38.91%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2024	43	$48.82 to $54.42	$54.69 to $61.33	$2,566	1.11%	0.35% to 0.95%	12.03% to 12.71%
2023	33	$44.24 to $49.02	$48.82 to $54.42	$1,721	1.12%	0.35% to 0.95%	10.35% to 11.01%
2022	35	$47.30 to $52.09	$44.24 to $49.02	$1,671	1.32%	0.35% to 0.95%	(6.45)% to (5.89)%
2021	31	$39.88 to $43.66	$47.30 to $52.09	$1,547	0.46%	0.35% to 0.95%	18.60% to 19.31%
2020	28	$40.63 to $44.22	$39.88 to $43.66	$1,177	1.08%	0.35% to 0.95%	(1.86)% to (1.27)%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2024		6	$76.63 to $85.41	$80.33 to $90.08	$555	1.38%	0.35% to 0.95%	4.83% to 5.46%
2023		7	$69.77 to $77.30	$76.63 to $85.41	$597	1.51%	0.35% to 0.95%	9.83% to 10.49%
2022		8	$77.07 to $84.88	$69.77 to $77.30	$586	1.81%	0.35% to 0.95%	(9.47)% to (8.92)%
2021		7	$68.50 to $74.99	$77.07 to $84.88	$608	1.17%	0.35% to 0.95%	12.51% to 13.19%
2020		7	$59.46 to $64.71	$68.50 to $74.99	$480	1.33%	0.35% to 0.95%	15.20% to 15.89%

John Hancock Disciplined Value Emerging Markets Equity Trust Sub-account
2024		199	$33.30 to $35.16	$32.18 to $34.18	$6,669	4.15%	0.35% to 0.95%	(3.37)% to (2.78)%
2023		198	$29.19 to $30.64	$33.30 to $35.16	$6,837	1.70%	0.35% to 0.95%	14.06% to 14.75%
2022		190	$33.35 to $34.79	$29.19 to $30.64	$5,708	4.04%	0.35% to 0.95%	(12.46)% to (11.94)%
2021		164	$30.26 to $31.38	$33.35 to $34.79	$5,607	2.47%	0.35% to 0.95%	10.20% to 10.86%
2020		161	$29.46 to $30.36	$30.26 to $31.38	$4,990	2.63%	0.35% to 0.95%	2.74% to 3.36%

LVIP Macquarie Diversified Income Fund—Standard Class Sub-Account
2024		228	$16.18 to $18.02	$16.35 to $18.32	$4,026	4.15%	0.35% to 0.95%	1.01% to 1.62%
2023		233	$15.38 to $17.03	$16.18 to $18.02	$4,041	4.27%	0.35% to 0.95%	5.23% to 5.87%
2022		215	$18.02 to $19.83	$15.38 to $17.03	$3,530	3.51%	0.35% to 0.95%	(14.67)% to (14.16)%
2021	(i)	200	$0.00	$18.02 to $19.83	$3,837	2.83%	0.35% to 0.95%	0.06% to 0.46%

Macquarie VIP International Core Equity Series—Standard Class Sub-Account
2024	(k)	113	$27.04 to $30.17	$26.75 to $29.98	$3,242	1.82%	0.35% to 0.95%	(1.04)% to (0.64)%

Macquarie VIP Small Cap Value Series—Standard Class Sub-Account
2024		37	$95.55 to $106.41	$105.36 to $118.04	$4,217	1.34%	0.35% to 0.95%	10.26% to 10.93%
2023		39	$88.14 to $97.57	$95.55 to $106.41	$4,070	0.95%	0.35% to 0.95%	8.41% to 9.06%
2022		41	$101.21 to $111.38	$88.14 to $97.57	$3,895	0.82%	0.35% to 0.95%	(12.92)% to (12.40)%
2021		40	$76.02 to $83.15	$101.21 to $111.38	$4,361	0.81%	0.35% to 0.95%	33.15% to 33.95%
2020		42	$78.23 to $85.06	$76.02 to $83.15	$3,374	1.34%	0.35% to 0.95%	(2.83)% to (2.25)%

Matson Money Fixed Income VI Portfolio Sub-Account
2024		59	$24.22 to $25.69	$24.89 to $26.56	$1,532	3.62%	0.35% to 0.95%	2.76% to 3.38%
2023		61	$23.22 to $24.49	$24.22 to $25.69	$1,513	2.67%	0.35% to 0.95%	4.28% to 4.90%
2022		60	$25.22 to $26.44	$23.22 to $24.49	$1,431	1.14%	0.35% to 0.95%	(7.92)% to (7.37)%
2021		65	$25.81 to $26.89	$25.22 to $26.44	$1,672	0.31%	0.35% to 0.95%	(2.27)% to (1.68)%
2020		57	$25.24 to $26.14	$25.81 to $26.89	$1,513	0.66%	0.35% to 0.95%	2.25% to 2.87%

Matson Money International Equity VI Portfolio Sub-Account
2024		56	$31.93 to $33.87	$33.35 to $35.60	$1,945	2.93%	0.35% to 0.95%	4.47% to 5.10%
2023		63	$27.87 to $29.39	$31.93 to $33.87	$2,072	3.19%	0.35% to 0.95%	14.58% to 15.26%
2022		67	$31.50 to $33.02	$27.87 to $29.39	$1,922	2.20%	0.35% to 0.95%	(11.53)% to (11.00)%
2021		62	$27.82 to $28.99	$31.50 to $33.02	$2,015	3.01%	0.35% to 0.95%	13.23% to 13.91%
2020		62	$27.38 to $28.36	$27.82 to $28.99	$1,775	1.69%	0.35% to 0.95%	1.60% to 2.21%

Matson Money U.S. Equity VI Portfolio Sub-Account
2024		43	$50.12 to $53.17	$55.69 to $59.44	$2,480	0.81%	0.35% to 0.95%	11.12% to 11.79%
2023		51	$43.46 to $45.84	$50.12 to $53.17	$2,660	1.05%	0.35% to 0.95%	15.30% to 16.00%
2022		52	$48.63 to $50.98	$43.46 to $45.84	$2,316	0.79%	0.35% to 0.95%	(10.62)% to (10.08)%
2021		53	$37.40 to $38.97	$48.63 to $50.98	$2,628	0.91%	0.35% to 0.95%	30.02% to 30.80%
2020		58	$35.75 to $37.04	$37.40 to $38.97	$2,227	1.13%	0.35% to 0.95%	4.60% to 5.23%

MFS Global Equity Series—Initial Class Sub-Account
2024		46	$42.25 to $47.05	$44.18 to $49.50	$2,195	0.84%	0.35% to 0.95%	4.58% to 5.21%
2023		64	$37.35 to $41.35	$42.25 to $47.05	$2,916	0.78%	0.35% to 0.95%	13.11% to 13.79%
2022		61	$45.84 to $50.44	$37.35 to $41.35	$2,434	0.52%	0.35% to 0.95%	(18.51)% to (18.02)%
2021		65	$39.48 to $43.18	$45.84 to $50.44	$3,190	0.64%	0.35% to 0.95%	16.10% to 16.80%
2020		66	$35.18 to $38.25	$39.48 to $43.18	$2,807	1.15%	0.35% to 0.95%	12.22% to 12.89%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-65

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

MFS Growth Series—Initial Class Sub-Account
2024	1	$113.42 to $126.43	$147.69 to $165.63	$150	0.00%	0.35% to 0.95%	30.22% to 31.00%
2023	1	$84.27 to $93.38	$113.42 to $126.43	$119	0.00%	0.35% to 0.95%	34.58% to 35.39%
2022	2	$124.44 to $137.07	$84.27 to $93.38	$138	0.00%	0.35% to 0.95%	(32.28)% to (31.87)%
2021	2	$101.70 to $111.35	$124.44 to $137.07	$200	0.00%	0.35% to 0.95%	22.37% to 23.10%
2020	2	$77.86 to $84.74	$101.70 to $111.35	$167	0.00%	0.35% to 0.95%	30.61% to 31.40%

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
2024	27	$50.24 to $55.95	$57.86 to $64.83	$1,656	0.30%	0.35% to 0.95%	15.16% to 15.86%
2023	33	$40.90 to $45.28	$50.24 to $55.95	$1,762	0.34%	0.35% to 0.95%	22.84% to 23.57%
2022	22	$51.14 to $56.28	$40.90 to $45.28	$945	0.14%	0.35% to 0.95%	(20.02)% to (19.54)%
2021	33	$40.98 to $44.83	$51.14 to $56.28	$1,808	0.27%	0.36% to 0.95%	24.78% to 25.53%
2020	25	$33.77 to $36.72	$40.98 to $44.83	$1,053	0.41%	0.35% to 0.95%	21.37% to 22.10%

MFS Utilities Series—Initial Class Sub-Account
2024	9	$80.82 to $90.09	$89.39 to $100.25	$885	2.39%	0.35% to 0.95%	10.60% to 11.27%
2023	11	$83.35 to $92.36	$80.82 to $90.09	$931	3.58%	0.35% to 0.95%	(3.03)% to (2.45)%
2022	13	$83.51 to $91.99	$83.35 to $92.36	$1,157	2.76%	0.35% to 0.95%	(0.20)% to 0.40%
2021	13	$73.89 to $80.91	$83.51 to $91.99	$1,131	1.89%	0.35% to 0.95%	13.01% to 13.69%
2020	11	$70.44 to $76.66	$73.89 to $80.91	$827	2.52%	0.35% to 0.95%	4.90% to 5.53%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2024	66	$40.35 to $44.95	$43.49 to $48.74	$3,057	0.74%	0.35% to 0.95%	7.78% to 8.44%
2023	71	$36.69 to $40.64	$40.35 to $44.95	$3,057	1.03%	0.35% to 0.95%	9.96% to 10.61%
2022	72	$41.05 to $45.19	$36.69 to $40.64	$2,797	0.61%	0.35% to 0.95%	(10.61)% to (10.07)%
2021	71	$31.21 to $34.14	$41.05 to $45.19	$3,072	0.60%	0.35% to 0.95%	31.54% to 32.33%
2020	69	$32.35 to $35.19	$31.21 to $34.14	$2,271	1.18%	0.35% to 0.95%	(3.54)% to (2.96)%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2024	4	$66.97 to $74.61	$83.48 to $88.37	$311	0.20%	0.65% to 0.95%	24.65% to 25.02%
2023	5	$53.28 to $59.00	$66.97 to $74.61	$363	0.34%	0.35% to 0.95%	25.70% to 26.46%
2022	5	$65.95 to $72.60	$53.28 to $59.00	$292	0.42%	0.35% to 0.95%	(19.22)% to (18.74)%
2021	6	$53.92 to $59.00	$65.95 to $72.60	$387	0.38%	0.35% to 0.95%	22.31% to 23.05%
2020	6	$45.53 to $49.52	$53.92 to $59.00	$312	0.55%	0.35% to 0.95%	18.43% to 19.14%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2024	21	$23.13 to $24.42	$23.81 to $25.22	$516	6.50%	0.65% to 0.95%	2.96% to 3.27%
2023	20	$21.56 to $22.70	$23.13 to $24.42	$480	3.12%	0.65% to 0.94%	7.26% to 7.58%
2022	20	$24.64 to $25.86	$21.56 to $22.70	$436	7.67%	0.65% to 0.95%	(12.49)% to (12.23)%
2021	22	$21.37 to $22.36	$24.64 to $25.86	$568	10.96%	0.65% to 0.95%	15.31% to 15.66%
2020	26	$19.94 to $20.80	$21.37 to $22.36	$567	5.02%	0.65% to 0.95%	7.15% to 7.47%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2024	33	$21.30 to $22.64	$22.02 to $23.54	$754	2.33%	0.35% to 0.95%	3.35% to 3.97%
2023	38	$23.31 to $24.63	$21.30 to $22.64	$835	16.46%	0.35% to 0.95%	(8.61)% to (8.07)%
2022	43	$21.63 to $22.72	$23.31 to $24.63	$1,032	20.39%	0.35% to 0.95%	7.76% to 8.41%
2021	28	$16.36 to $17.08	$21.63 to $22.72	$612	4.04%	0.35% to 0.95%	32.21% to 33.00%
2020	26	$16.28 to $16.89	$16.36 to $17.08	$442	6.53%	0.35% to 0.95%	0.54% to 1.15%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2024	97	$29.87 to $31.75	$31.86 to $34.07	$3,242	6.58%	0.35% to 0.95%	6.67% to 7.31%
2023	96	$27.10 to $28.63	$29.87 to $31.75	$2,972	5.84%	0.35% to 0.95%	10.23% to 10.89%
2022	111	$32.41 to $34.03	$27.10 to $28.63	$3,122	4.98%	0.35% to 0.95%	(16.38)% to (15.88)%
2021	92	$33.52 to $35.00	$32.41 to $34.03	$3,070	4.63%	0.35% to 0.95%	(3.34)% to (2.76)%
2020	77	$31.67 to $32.86	$33.52 to $35.00	$2,657	4.73%	0.35% to 0.95%	5.86% to 6.49%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2024		22	$17.74 to $19.77	$17.51 to $19.64	$421	3.67%	0.35% to 0.95%	(1.30)% to (0.70)%
2023		21	$16.99 to $18.82	$17.74 to $19.77	$406	2.40%	0.35% to 0.95%	4.42% to 5.05%
2022		19	$19.24 to $21.19	$16.99 to $18.82	$348	1.65%	0.35% to 0.95%	(11.71)% to (11.18)%
2021		17	$20.24 to $22.16	$19.24 to $21.19	$350	4.95%	0.35% to 0.94%	(4.92)% to (4.35)%
2020		23	$18.52 to $20.16	$20.24 to $22.16	$480	2.63%	0.35% to 0.95%	9.24% to 9.90%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2024		336	$19.28 to $21.47	$19.53 to $21.88	$7,073	2.75%	0.35% to 0.95%	1.31% to 1.93%
2023		322	$18.74 to $20.75	$19.28 to $21.47	$6,639	3.14%	0.35% to 0.95%	2.85% to 3.46%
2022		328	$21.45 to $23.60	$18.74 to $20.75	$6,551	7.13%	0.35% to 0.95%	(12.60)% to (12.08)%
2021		325	$20.48 to $22.40	$21.45 to $23.60	$7,410	5.12%	0.35% to 0.95%	4.74% to 5.37%
2020		277	$18.48 to $20.09	$20.48 to $22.40	$5,976	1.58%	0.35% to 0.95%	10.82% to 11.49%

PSF Natural Resources Portfolio—Class II Sub-Account
2024		16	$56.39 to $62.85	$58.06 to $65.11	$970	0.00%	0.35% to 0.95%	2.97% to 3.59%
2023		16	$56.04 to $62.09	$56.39 to $62.85	$970	0.00%	0.35% to 0.95%	0.62% to 1.23%
2022		20	$46.54 to $51.26	$56.04 to $62.09	$1,163	0.00%	0.35% to 0.95%	20.40% to 21.12%
2021		18	$37.58 to $41.14	$46.54 to $51.26	$890	0.00%	0.35% to 0.95%	23.85% to 24.59%
2020		10	$33.93 to $36.92	$37.58 to $41.14	$383	0.00%	0.35% to 0.95%	10.76% to 11.43%

PSF PGIM Jennison Blend Portfolio—Class II Sub-Account
2024		31	$54.31 to $60.54	$67.68 to $75.89	$2,236	0.00%	0.35% to 0.95%	24.61% to 25.36%
2023	(j)	32	$52.56 to $58.57	$54.31 to $60.54	$1,838	0.00%	0.37% to 0.99%	3.33% to 3.36%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2024		6	$60.78 to $67.75	$72.54 to $81.34	$514	0.00%	0.35% to 0.95%	19.34% to 20.06%
2023		4	$53.48 to $59.25	$60.78 to $67.75	$237	0.00%	0.35% to 0.95%	13.66% to 14.34%
2022		5	$58.84 to $61.75	$53.48 to $59.25	$272	0.00%	0.35% to 0.95%	(9.12)% to 5.85%
2021		3	$46.67 to $48.83	$58.84 to $61.75	$194	0.00%	0.65% to 0.95%	26.08% to 26.46%
2020		3	$45.68 to $47.65	$46.67 to $48.83	$152	0.00%	0.65% to 0.95%	2.17% to 2.48%

PVC Equity Income Account—Class 1 Sub-Account
2024		114	$62.33 to $69.48	$71.30 to $79.96	$8,803	2.13%	0.35% to 0.95%	14.40% to 15.09%
2023		123	$56.58 to $62.69	$62.33 to $69.48	$8,267	2.15%	0.35% to 0.95%	10.17% to 10.83%
2022		113	$63.81 to $70.29	$56.58 to $62.69	$6,823	1.92%	0.35% to 0.95%	(11.34)% to (10.81)%
2021		116	$52.61 to $57.59	$63.81 to $70.29	$7,923	1.98%	0.35% to 0.95%	21.31% to 22.04%
2020		113	$49.90 to $54.30	$52.61 to $57.59	$6,312	2.01%	0.35% to 0.95%	5.43% to 6.06%

PVC MidCap Account—Class 1 Sub-Account
2024		6	$94.00 to $104.78	$111.98 to $125.58	$769	0.25%	0.35% to 0.95%	19.13% to 19.85%
2023		6	$75.27 to $83.40	$94.00 to $104.78	$645	0.00%	0.35% to 0.95%	24.89% to 25.64%
2022		7	$98.65 to $108.66	$75.27 to $83.40	$543	0.18%	0.35% to 0.95%	(23.70)% to (23.25)%
2021		7	$79.34 to $86.86	$98.65 to $108.66	$722	0.13%	0.35% to 0.95%	24.34% to 25.09%
2020		7	$67.69 to $73.66	$79.34 to $86.86	$600	0.66%	0.35% to 0.95%	17.22% to 17.92%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2024		13	$30.48 to $33.95	$34.32 to $38.45	$468	0.00%	0.35% to 0.95%	12.59% to 13.27%
2023		17	$25.91 to $28.68	$30.48 to $33.95	$562	0.00%	0.35% to 0.95%	17.66% to 18.37%
2022		19	$33.72 to $37.10	$25.91 to $28.68	$522	0.00%	0.35% to 0.95%	(23.17)% to (22.71)%
2021		21	$26.19 to $28.65	$33.72 to $37.10	$761	0.00%	0.35% to 0.95%	28.75% to 29.53%
2020		14	$21.36 to $23.22	$26.19 to $28.65	$377	0.00%	0.35% to 0.95%	22.62% to 23.36%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2024		37	$27.70 to $30.85	$28.37 to $31.79	$1,113	1.11%	0.35% to 0.95%	2.42% to 3.04%
2023		42	$22.21 to $24.58	$27.70 to $30.85	$1,238	0.84%	0.35% to 0.95%	24.74% to 25.49%
2022		43	$24.69 to $27.17	$22.21 to $24.58	$1,020	0.39%	0.35% to 0.95%	(10.05)% to (9.51)%
2021		46	$19.35 to $21.16	$24.69 to $27.17	$1,191	1.47%	0.35% to 0.95%	27.60% to 28.37%
2020		46	$21.04 to $22.87	$19.35 to $21.16	$937	1.05%	0.35% to 0.95%	(8.03)% to (7.48)%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-67

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2024	36	$51.31 to $54.18	$51.67 to $54.88	$1,923	0.00%	0.35% to 0.95%	0.69% to 1.30%
2023	44	$50.31 to $52.80	$51.31 to $54.18	$2,329	0.00%	0.35% to 0.95%	1.99% to 2.60%
2022	53	$58.03 to $60.54	$50.31 to $52.80	$2,753	0.00%	0.35% to 0.95%	(13.30)% to (12.78)%
2021	48	$51.80 to $53.71	$58.03 to $60.54	$2,858	0.00%	0.35% to 0.95%	12.03% to 12.71%
2020	36	$40.34 to $41.58	$51.80 to $53.71	$1,883	0.00%	0.35% to 0.95%	28.39% to 29.17%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2024	118	$26.05 to $27.96	$27.08 to $29.25	$3,373	4.21%	0.35% to 0.95%	3.96% to 4.59%
2023	103	$25.06 to $26.74	$26.05 to $27.96	$2,815	3.31%	0.35% to 0.95%	3.95% to 4.57%
2022	99	$26.49 to $28.10	$25.06 to $26.74	$2,590	1.96%	0.35% to 0.95%	(5.42)% to (4.85)%
2021	93	$26.71 to $28.17	$26.49 to $28.10	$2,565	1.33%	0.35% to 0.95%	(0.82)% to (0.22)%
2020	86	$25.76 to $26.99	$26.71 to $28.17	$2,370	1.97%	0.35% to 0.95%	3.72% to 4.34%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2024	174	$18.17 to $20.26	$19.44 to $21.80	$3,665	4.05%	0.35% to 0.95%	6.95% to 7.60%
2023	182	$16.27 to $18.03	$18.17 to $20.26	$3,558	2.40%	0.35% to 0.95%	11.71% to 12.38%
2022	174	$20.98 to $23.10	$16.27 to $18.03	$3,015	2.97%	0.35% to 0.95%	(22.44)% to (21.97)%
2021	171	$22.41 to $24.54	$20.98 to $23.10	$3,826	1.10%	0.35% to 0.95%	(6.40)% to (5.84)%
2020	153	$19.27 to $20.98	$22.41 to $24.54	$3,608	4.41%	0.35% to 0.95%	16.28% to 16.98%

Vanguard VIF Capital Growth Portfolio Sub-Account
2024	103	$65.46 to $69.11	$73.53 to $78.10	$7,907	1.14%	0.35% to 0.95%	12.33% to 13.01%
2023	100	$51.63 to $54.19	$65.46 to $69.11	$6,799	1.02%	0.35% to 0.95%	26.78% to 27.54%
2022	89	$61.68 to $64.34	$51.63 to $54.19	$4,726	0.86%	0.35% to 0.95%	(16.28)% to (15.78)%
2021	83	$51.23 to $53.12	$61.68 to $64.34	$5,237	0.87%	0.35% to 0.95%	20.39% to 21.12%
2020	85	$44.03 to $45.38	$51.23 to $53.12	$4,421	1.47%	0.35% to 0.95%	16.36% to 17.06%

Vanguard VIF Equity Index Portfolio Sub-Account
2024	583	$63.89 to $67.45	$79.00 to $83.91	$48,296	1.23%	0.35% to 0.95%	23.65% to 24.40%
2023	516	$51.14 to $53.67	$63.89 to $67.45	$34,268	1.35%	0.35% to 0.95%	24.93% to 25.68%
2022	460	$63.14 to $65.86	$51.14 to $53.67	$24,288	1.34%	0.35% to 0.95%	(19.00)% to (18.51)%
2021	447	$49.58 to $51.42	$63.14 to $65.86	$29,085	1.19%	0.35% to 0.95%	27.33% to 28.10%
2020	437	$42.35 to $43.65	$49.58 to $51.42	$22,227	1.57%	0.35% to 0.95%	17.08% to 17.79%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2024	135	$34.20 to $36.10	$36.06 to $38.30	$5,055	5.45%	0.35% to 0.95%	5.44% to 6.07%
2023	124	$30.92 to $32.45	$34.20 to $36.10	$4,385	4.88%	0.35% to 0.95%	10.61% to 11.28%
2022	113	$34.43 to $35.92	$30.92 to $32.45	$3,600	5.06%	0.35% to 0.95%	(10.22)% to (9.68)%
2021	111	$33.53 to $34.77	$34.43 to $35.92	$3,917	4.10%	0.35% to 0.95%	2.70% to 3.32%
2020	100	$32.03 to $33.02	$33.53 to $34.77	$3,423	5.73%	0.35% to 0.95%	4.67% to 5.30%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2024	284	$50.75 to $53.58	$57.85 to $61.45	$17,156	1.43%	0.35% to 0.95%	13.98% to 14.67%
2023	295	$44.23 to $46.42	$50.75 to $53.58	$15,517	1.42%	0.35% to 0.95%	14.74% to 15.43%
2022	289	$55.01 to $57.39	$44.23 to $46.42	$13,184	1.07%	0.35% to 0.95%	(19.59)% to (19.10)%
2021	260	$44.66 to $46.31	$55.01 to $57.39	$14,722	1.03%	0.35% to 0.95%	23.18% to 23.92%
2020	243	$38.18 to $39.36	$44.66 to $46.31	$11,099	1.47%	0.35% to 0.95%	16.96% to 17.66%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2024	186	$36.24 to $38.26	$37.59 to $39.93	$7,317	3.03%	0.35% to 0.95%	3.75% to 4.38%
2023	181	$32.75 to $34.37	$36.24 to $38.26	$6,809	2.38%	0.35% to 0.95%	10.65% to 11.31%
2022	168	$44.86 to $46.80	$32.75 to $34.37	$5,698	1.87%	0.35% to 0.95%	(26.99)% to (26.55)%
2021	166	$32.30 to $33.49	$44.86 to $46.80	$7,672	1.92%	0.35% to 0.95%	38.88% to 39.72%
2020	161	$34.27 to $35.33	$32.30 to $33.49	$5,322	2.59%	0.35% to 0.95%	(5.75)% to (5.19)%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

concluded

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Vanguard VIF Small Company Growth Portfolio Sub-Account
2024	104	$49.37 to $52.12	$54.47 to $57.85	$5,917	0.54%	0.35% to 0.95%	10.32% to 10.99%
2023	105	$41.66 to $43.72	$49.37 to $52.12	$5,369	0.40%	0.35% to 0.95%	18.52% to 19.23%
2022	98	$56.34 to $58.77	$41.66 to $43.72	$4,225	0.25%	0.35% to 0.95%	(26.06)% to (25.61)%
2021	89	$49.79 to $51.64	$56.34 to $58.77	$5,165	0.36%	0.35% to 0.95%	13.14% to 13.82%
2020	94	$40.81 to $42.06	$49.79 to $51.64	$4,774	0.65%	0.35% to 0.95%	22.02% to 22.75%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2024	713	$25.62 to $27.05	$25.69 to $27.29	$19,148	2.70%	0.35% to 0.95%	0.28% to 0.89%
2023	641	$24.50 to $25.71	$25.62 to $27.05	$17,026	2.33%	0.35% to 0.95%	4.58% to 5.21%
2022	561	$28.50 to $29.73	$24.50 to $25.71	$14,160	2.00%	0.35% to 0.95%	(14.03)% to (13.52)%
2021	570	$29.27 to $30.36	$28.50 to $29.73	$16,685	1.99%	0.35% to 0.95%	(2.65)% to (2.06)%
2020	510	$27.47 to $28.31	$29.27 to $30.36	$15,241	2.29%	0.35% to 0.95%	6.56% to 7.21%

VY CBRE Global Real Estate Portfolio—Class I Sub-Account
2024	15	$46.91 to $50.92	$46.64 to $50.93	$736	3.06%	0.35% to 0.95%	(0.58)% to 0.03%
2023	16	$42.06 to $45.38	$46.91 to $50.92	$799	1.99%	0.35% to 0.95%	11.53% to 12.20%
2022	16	$56.57 to $60.68	$42.06 to $45.38	$716	3.36%	0.35% to 0.95%	(25.66)% to (25.21)%
2021	16	$42.47 to $45.28	$56.57 to $60.68	$926	2.77%	0.35% to 0.95%	33.20% to 34.00%
2020	15	$45.06 to $47.75	$42.47 to $45.28	$664	5.69%	0.35% to 0.95%	(5.73)% to (5.16)%

Wanger Acorn Sub-Account
2024	6	$106.00 to $118.17	$119.88 to $134.45	$768	0.00%	0.35% to 0.95%	13.09% to 13.78%
2023	9	$87.90 to $97.41	$106.00 to $118.17	$1,065	0.00%	0.35% to 0.95%	20.59% to 21.31%
2022	5	$133.37 to $146.91	$87.90 to $97.41	$434	0.00%	0.35% to 0.95%	(34.09)% to (33.70)%
2021	4	$123.64 to $135.38	$133.37 to $146.91	$643	0.74%	0.35% to 0.95%	7.87% to 8.52%
2020	5	$100.48 to $109.36	$123.64 to $135.38	$660	0.00%	0.36% to 0.95%	23.05% to 23.79%

Wanger International Sub-Account
2024	14	$74.57 to $83.13	$67.77 to $76.00	$1,045	1.36%	0.35% to 0.95%	(9.12)% to (8.57)%
2023	16	$64.37 to $71.32	$74.57 to $83.13	$1,314	0.32%	0.35% to 0.95%	15.85% to 16.55%
2022	18	$98.22 to $108.19	$64.37 to $71.32	$1,206	0.90%	0.35% to 0.95%	(34.47)% to (34.08)%
2021	17	$83.46 to $91.38	$98.22 to $108.19	$1,729	0.55%	0.35% to 0.95%	17.69% to 18.39%
2020	18	$73.68 to $80.18	$83.46 to $91.38	$1,543	2.00%	0.35% to 0.95%	13.28% to 13.96%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2024	32	$17.28 to $19.10	$18.32 to $20.37	$620	5.47%	0.35% to 0.95%	6.04% to 6.68%
2023	36	$15.82 to $17.38	$17.28 to $19.10	$656	5.73%	0.35% to 0.94%	9.22% to 9.88%
2022	35	$18.51 to $20.22	$15.82 to $17.38	$582	6.46%	0.35% to 0.95%	(14.54)% to (14.02)%
2021	38	$18.44 to $20.02	$18.51 to $20.22	$739	4.45%	0.35% to 0.95%	0.37% to 0.97%
2020	39	$17.35 to $18.72	$18.44 to $20.02	$767	4.17%	0.35% to 0.95%	6.30% to 6.94%

(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying Fund.
(d)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(e)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(f)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(g)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These total returns do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, with varying expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(i)	Sub-Account commenced operations April 30, 2021.
(j)	Sub-Account commenced operations December 8, 2023.
(k)	Sub-Account commenced operations April 26, 2024.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-69

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in confirm.

Adverse opinion on u.s. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for adverse opinion on u.s. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with Teachers Insurance and Annuity Association of America (“TIAA”), its parent, and other subsidiaries of TIAA, which are related parties. Our opinion is not modified with respect to this matter.

As discussed in Note 1 to the financial statements, the Company no longer manufactures life insurance products for new customers and continues to service all existing life insurance contracts. Our opinion is not modified with respect to this matter.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 11, 2025

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2024	2023

ADMITTED ASSETS

Bonds	$13,682,877	$13,137,142

Preferred stocks	13,547	9,755

Cash, cash equivalents and short-term investments	128,781	263,877

Contract loans	70,223	62,247

Other invested assets	4,587	10,704

Total cash and invested assets	13,900,015	13,483,725

Investment income due and accrued	109,830	103,762

Federal income tax recoverable from TIAA	724	8,486

Net deferred federal income tax asset	12,582	14,540

Reinsurance amounts receivable	2,913	7,524

Other assets	23,184	26,641

Separate account assets	4,788,915	4,465,616

Total admitted assets	$18,838,163	$18,110,294

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$13,048,238	$12,671,770

Asset valuation reserve	103,722	89,743

Interest maintenance reserve	18,288	16,138

Other amounts payable on reinsurance	6,776	10,494

Other liabilities	61,149	36,792

Separate account liabilities	4,775,413	4,453,431

Total liabilities	18,013,585	17,278,368

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	44,578	51,926

Total capital and surplus	824,578	831,926

Total liabilities, capital and surplus	$18,838,163	$18,110,294

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2024	2023	2022

REVENUES

Insurance and annuity premiums and other considerations	$206,200	$217,076	$258,298

Net investment income	456,361	435,795	404,485

Commissions and expense allowances on reinsurance ceded	5,670	6,249	7,410

Reserve adjustments on reinsurance ceded	(5,221)	(27,409)	(11,453)

Separate account fees and other revenues	21,978	19,578	21,059

Total revenues	$684,988	$651,289	$679,799

EXPENSES

Policy and contract benefits	$613,329	$561,980	$394,462

Increase (decrease) in policy and contract reserves	(121,554)	(165,330)	3,237

Insurance expenses and taxes (excluding federal income taxes)	72,382	78,483	74,088

Commissions on premiums	2,621	3,153	4,209

Interest on deposit-type contracts	267,878	231,510	98,778

Net transfers to (from) separate accounts	(223,919)	(132,915)	(77,274)

Total expenses	$610,737	$576,881	$497,500

Income before federal income tax and net realized capital gains (losses)	74,251	74,408	182,299

Federal income tax expense	12,989	14,064	34,780

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	540	476	(842)

Net income	$61,802	$60,820	$146,677

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

Net income (loss)	—	—	146,677	146,677

Change in net unrealized capital gains (losses) on investments, net of $179 in taxes			(825)	(825)

Change in asset valuation reserve	—	—	(12,844)	(12,844)

Change in surplus in separate accounts	—	—	(1,011)	(1,011)

Change in liability for reinsurance in unauthorized companies	—	—	5,260	5,260

Change in net deferred income tax	—	—	(1,282)	(1,282)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	348	348

Deferred premium asset limitation	—	—	4,032	4,032

Other assets	—	—	(696)	(696)

Dividends to stockholders	—	—	(83,900)	(83,900)

Balance, December 31, 2022	$2,500	$777,500	$117,416	$897,416

Net income (loss)	—	—	60,820	60,820

Change in net unrealized capital gains (losses) on investments, net of $80 in taxes	—	—	299	299

Change in asset valuation reserve	—	—	(11,942)	(11,942)

Change in surplus in separate accounts	—	—	345	345

Change in liability for reinsurance in unauthorized companies	—	—	1,362	1,362

Change in net deferred income tax	—	—	(393)	(393)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(1,287)	(1,287)

Deferred premium asset limitation	—	—	3,607	3,607

Other assets	—	—	(201)	(201)

Dividends to stockholders	—	—	(118,100)	(118,100)

Balance, December 31, 2023	$2,500	$777,500	$51,926	$831,926

Net income (loss)	—	—	61,801	61,801

Change in net unrealized capital gains (losses) on investments, net of $796 in taxes	—	—	2,995	2,995

Change in asset valuation reserve	—	—	(13,979)	(13,979)

Change in surplus in separate accounts	—	—	(18)	(18)

Change in liability for reinsurance in unauthorized companies	—	—	55	55

Change in net deferred income tax	—	—	(768)	(768)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(394)	(394)

Deferred premium asset limitation	—	—	2,341	2,341

Other assets	—	—	919	919

Dividends to stockholders	—	—	(60,300)	(60,300)

Balance, December 31, 2024	$2,500	$777,500	$44,578	$824,578

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2024	2023	2022

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$212,879	$216,975	$263,068

Net investment income	440,725	424,010	384,536

Separate account fees and other revenues	26,314	25,808	27,061

Total Receipts	679,918	666,793	674,665

Policy and contract benefits	613,809	582,665	403,507

Commissions and expenses paid	75,447	81,484	77,751

Federal income taxes paid	5,114	19,761	40,213

Net transfers from separate accounts	(220,005)	(133,946)	(82,172)

Total Disbursements	474,365	549,964	439,299

Net cash from operations	205,553	116,829	235,366

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	842,917	973,560	2,010,817

Net gains on cash, cash equivalents and short-term investments	11	20	27

Miscellaneous proceeds	28,772	—	5,968

Cost of investments acquired:

Bonds	1,376,493	784,515	2,907,565

Net increase in contract loans	7,976	14,036	3,372

Miscellaneous applications	—	6,133	—

Net cash used in investments	(512,769)	168,896	(894,125)

CASH FROM FINANCING AND OTHER

Net deposits/(withdrawals) on deposit-type contracts funds	226,843	(7,113)	677,713

Dividends to stockholders	(60,300)	(118,100)	(83,900)

Other cash provided (applied)	5,577	5,717	(3,306)

Net cash from financing and other	172,120	(119,496)	590,507

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(135,096)	166,229	(68,252)

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	263,877	97,648	165,900

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$128,781	$263,877	$97,648

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a stock life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a stock life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

The Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2024	2023	2022

Net income (loss), New York SAP			$61,802	$60,820	$146,677

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional Reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(560)	(631)	19

Additional Reserves for Variable Annuities	51R	Increase/(decrease) in policy and contract reserves	(5)	(31)	10

Net income (loss), NAIC SAP			$61,237	$60,158	$146,706

Capital and surplus, New York SAP			$824,578	$831,926	$897,416

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	432	509	589

Additional Reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	4,927	5,487	6,118

Additional Reserves for Variable Annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	1	6	37

Capital and surplus, NAIC SAP			$829,938	$837,928	$904,160

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The Company’s risk based capital as of December 31, 2024 and 2023 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be available-for-sale (“AFS”) are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, non-interest related other-than-temporary impairment losses shall be recorded through the asset valuation reserve (“AVR”), while interest related other-than-temporary impairment losses may be recorded through the Interest Maintenance Reserve (“IMR”) in certain circumstances;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the AVR, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the General Account. The Company’s separate accounts are legally insulated from the General Account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2024	2023	Change

Net deferred tax assets	$35,738	$35,344	$394

Deferred premium assets	23,944	26,285	(2,341)

Sundry receivables	2	921	(919)

Total	$59,684	$62,550	$(2,866)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial guidelines and statutory regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2024	2023	2022

Exchange/restructure/transfer of bond investments	$38,061	$120,845	$152,152

Capitalized interest on bonds	$2,396	$2,625	$2,796

Interest credited on deposit-type contracts	$266,774	$230,650	$97,992

Application of new accounting pronouncements:

Recently issued accounting pronouncements:

In March 2024, the NAIC adopted revisions to SSAP 21R, Other Admitted Assets, to prescribe the accounting guidance (measurement method) for all residual interests regardless of legal form. Upon adoption, residual interests will be reported initially at cost. Subsequent to initial acquisition, residuals will be reported either 1) at the lower of amortized cost or fair value under the Allowable Earned Yield method, or 2) using the calculated practical expedient method. The Allowable Earned Yield method is based on a discounted cash flow methodology and allows for cash receipts to be recorded as investment income up to the calculated allowable yield, with the excess cash flow applied to the amortized cost balance. The practical expedient is a cost recovery method, resulting in no interest income recognition until the residual interest has a carrying value of zero. This guidance is effective January 1, 2025. The Company is still evaluating the impact of adoption; however, it is not currently expected to have a material impact on the financial statements.

In September 2024, the NAIC adopted revisions to SSAP 26, Bonds. The revisions permit debt securities issued by non-registered funds to qualify as issuer credit obligations (“ICO”) if the funds are functioning as operating entities and are not issuing securities for the primary purpose of raising debt capital. Companies are required to assess the purpose of a fund borrower/issuer in applying this guidance and distinguish whether a fund represents an operating entity or a securitization vehicle. The revisions are effective on January 1, 2025. The Company is still evaluating the impact of adoption; however, it is not currently expected to have a material impact on the financial statements.

Recently adopted accounting pronouncements:

In February 2024, the NAIC adopted revisions to SSAP 21R, Other Admitted Assets, to expand Schedule BA disclosures made with respect to collateral loans. Upon adoption, collateral loans shall be reported on Schedule BA based on the type of qualifying investment that secures the loan. Additionally, the total amount of collateral loans and the collateral loans admitted and non-admitted will be disclosed by qualifying investment type in a note. The revised disclosures were effective for year-end 2024 and did not have an impact on the Company’s financial statements.

In March 2024, the NAIC adopted revisions to the Annual Statement Instructions. These revisions clarify that realized and unrealized changes in perpetual preferred stock and mandatory convertible preferred stock shall be subject to the AVR (instead of IMR). These revisions were effective for year-end 2024 and did not have an impact on the Company’s financial statements.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2024
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$94,130	$84	$(10,354)	$83,860

All other governments	132,111	123	(2,530)	129,704

States, territories & possessions	69,128	54	(2,880)	66,302

Political subdivisions of states, territories, & possessions	109,767	13	(11,484)	98,296

Special revenue & special assessment, non-guaranteed agencies & government	1,101,724	430	(147,711)	954,443

Industrial & miscellaneous	12,176,017	24,138	(1,197,547)	11,002,608

Total	$13,682,877	$24,842	$(1,372,506)	$12,335,213

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	2023
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$109,902	$76	$(11,569)	$98,409

All other governments	89,759	283	(2,211)	87,831

States, territories & possessions	74,833	383	(1,479)	73,737

Political subdivisions of states, territories, & possessions	109,479	201	(10,238)	99,442

Special revenue & special assessment, non-guaranteed agencies & government	1,122,560	1,520	(134,553)	989,527

Industrial & miscellaneous	11,630,609	43,910	(1,149,680)	10,524,839

Total	$13,137,142	$46,373	$(1,309,730)	$11,873,785

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2024

All other bonds	$1,468,490	$(36,528)	$1,431,962	$9,557,182	$(1,177,195)	$8,379,987

Loaned-backed and structured bonds	200,963	(2,501)	198,462	1,279,394	(156,283)	1,123,111

Total	$1,669,453	$(39,029)	$1,630,424	$10,836,576	$(1,333,478)	$9,503,098

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2023

All other bonds	$216,957	$(6,820)	$210,137	$10,133,840	$(1,122,655)	$9,011,185

Loaned-backed and structured bonds	21,676	(471)	21,205	1,412,665	(179,784)	1,232,881

Total	$238,633	$(7,291)	$231,342	$11,546,505	$(1,302,439)	$10,244,066

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. As of December 31, 2024, 99.9% of unrealized losses were from investment grade bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2024		December 31, 2023
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$558,547	$553,838	$249,044	$246,233

Due after one year through five years	4,052,054	3,928,659	3,221,609	3,071,351

Due after five years through ten years	3,896,887	3,452,114	4,479,762	4,025,555

Due after ten years	3,438,869	2,819,983	3,607,444	3,129,452

Subtotal	11,946,357	10,754,594	11,557,859	10,472,591

Residential mortgage-backed securities	445,656	393,287	491,665	439,790

Commercial mortgage-backed securities	910,791	823,128	746,466	641,442

Asset-backed securities	380,073	364,204	341,152	319,963

Subtotal	1,736,520	1,580,619	1,579,283	1,401,195

Total	$13,682,877	$12,335,213	$13,137,142	$11,873,786

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2024		2023

NAIC 1 and 2	$13,549,506	99.0%	$13,069,532	99.5%

NAIC 3 through 6	133,371	1.0	67,610	0.5

Total	$13,682,877	100.0%	$13,137,142	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2024	2023

Finance and financial services	24.6%	24.4%

Manufacturing	15.0	15.3

Public Utilities	11.0	11.2

Services	8.3	8.3

Revenue and special obligations	7.3	7.7

Commercial mortgage-backed securities	6.7	5.7

Real estate investment trusts	4.9	5.3

Oil and gas	5.2	4.8

Residential mortgage-backed securities	3.3	3.7

Communications	3.5	3.2

Retail & Wholesale Trade	3.1	3.2

Transportation	2.6	2.7

Asset-backed securities	2.8	2.6

Other governments	0.6	0.7

Mining	0.6	0.6

U.S. governments	0.2	0.3

Other	0.3	0.3

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2024	2023	2022

Bonds	$459,259	$439,192	$406,788

Stocks	357	357	357

Other invested assets	333	335	336

Cash, cash equivalents and short-term investments	4,937	2,578	606

Contract loans	2,976	2,567	2,115

Total gross investment income	467,862	445,029	410,202

Investment expenses	(11,180)	(12,172)	(11,984)

Net investment income before amortization/(accretion) of IMR	456,682	432,857	398,218

Amortization/(accretion) of IMR	(321)	2,938	6,267

Net investment income	$456,361	$435,795	$404,485

The gross, nonadmitted and admitted amounts for interest income due and accrued for the years ended December 31, 2024, 2023 and 2022 are as follows (in thousands):

Interest Income Due and Accrued	2024	2023

Gross	$109,830	$103,762

Nonadmitted	—	—

Total Admitted	$109,830	$103,762

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2024	2023	2022

Bonds	$2,244	$(35,025)	$17,455

Cash, cash equivalent and short-term investments	11	20	27

Total before capital gain (loss) tax and transfers to IMR, net of taxes	2,255	(35,005)	17,482

Transfers to IMR, net of taxes	(1,829)	27,660	(13,848)

Capital gain/loss tax benefit (expense)	114	7,821	(4,476)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$540	$476	$(842)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2024	2023	2022

Other-than-temporary impairments:

Bonds	$1,431	$2,954	$2,713

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2024	2023	2022

Proceeds from sales	$422,888	$353,109	$1,479,024

Gross gains on sales	$6,623	$645	$27,902

Gross losses on sales	$3,141	$26,235	$4,130

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2024 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$12,335,213	$13,682,877	$—	$12,331,540	$3,673

Preferred stock	10,436	13,547	5,147	5,289	—

Other invested assets	4,647	4,569	—	4,647	—

Separate account assets	4,788,915	4,788,915	4,763,074	25,841	—

Contract loans	70,223	70,223	—	—	70,223

Cash, cash equivalent & short term investments	128,811	128,781	11,062	117,749	—

Total	$17,338,245	$18,688,912	$4,779,283	$12,485,066	$73,896

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$9,518,197	$9,518,197	$—	$—	$9,518,197

Separate account liabilities	4,775,413	4,775,413	—	—	4,775,413

Total	$14,293,610	$14,293,610	$—	$—	$14,293,610

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2023 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,873,785	$13,137,142	$—	$11,869,309	$4,476

Preferred stock	7,746	9,755	1,355	6,391	—

Other invested assets	4,741	4,596	—	4,741	—

Separate account assets	4,465,616	4,465,616	4,443,608	22,008	—

Contract loans	62,247	62,247	—	—	62,247

Cash, cash equivalent & short term investments	263,878	263,877	—	263,878	—

Total	$16,678,013	$17,943,233	$4,444,963	$12,166,327	$66,723

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$9,024,907	$9,024,907	$—	$—	$9,024,907

Separate account liabilities	4,453,431	4,453,431	—	—	4,453,431

Total	$13,478,338	$13,478,338	$—	$—	$13,478,338

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2024 and 2023. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

	2024
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred stock	$5,147	$—	$—	$5,147

Separate account assets	4,763,074	25,841	—	4,788,915

Total assets at fair value	$4,768,221	$25,841	$—	$4,794,062

Total liabilities at fair value	$—	$—	$—	$—

	2023
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$1,355	$—	$—	$1,355

Separate account assets	4,443,608	22,008	—	4,465,616

Total assets at fair value	$4,444,963	$22,008	$—	$4,466,971

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2024 and 2023, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2024
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$3,362	$—	$—	$—	$3,362	$3,300	$61	$—	$3,362	0.018%	0.018%

	2023
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$3,300	$—	$—	$—	$3,300	$7,897	$(4,597)	$—	$3,300	0.018%	0.018%

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	$17,415	$42,987	$21,083	$49,620

Total	$17,415	$42,987	$21,083	$49,620

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI -1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the General Account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

The Company’s “Separate account” assets includes both assets legally insulated and not legally insulated from the General Account at December 31, as follows (in thousands):

	2024		2023
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI -1	$545,782	$—	$480,535	$—

TIAA Life VLI-2	315,313	—	274,544	—

TIAA Life VA-1	3,900,272	—	3,682,926	—

TIAA Life MVA-1	—	27,548	—	27,611

Total	$4,761,367	$27,548	$4,438,005	$27,611

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the General Account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2024
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$1,345	$—	$145,714	$147,059

Reserves

For accounts with assets at:

Fair value	$8,481	$5,252	$4,761,132	$4,774,865

Amortized cost	—	—	—	—

Total reserves	$8,481	$5,252	$4,761,132	$4,774,865

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$8,481	$5,252	$—	$13,733

At fair value	—	—	4,761,132	4,761,132

Not subject to discretionary withdrawal	—	—	—	—

Total reserves	$8,481	$5,252	$4,761,132	$4,774,865

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	2023
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums,considerations,ordeposits	$810	$—	$151,027	$151,837

Reserves

For accounts with assets at:

Fair value	$12,603	$2,824	$4,438,051	$4,453,478

Amortized cost	—	—	—	—

Total reserves	$12,603	$2,824	$4,438,051	$4,453,478

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$12,103	$2,824	$—	$14,926

At fair value	—	—	4,438,051	4,438,051

Not subject to discretionary withdrawal	500	—	—	500

Total reserves	$12,603	$2,824	$4,438,051	$4,453,477

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$259	$—	$165,168	$165,427

Reserves

For accounts with assets at:

Fair value	$15,101	$—	$3,937,593	$3,952,694

Amortized cost	—	—	—	—

Total reserves	$15,101	$—	$3,937,593	$3,952,694

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$14,751	$—	$—	$14,751

At fair value	—	—	3,937,593	3,937,593

Not subject to discretionary withdrawal	350	—	—	350

Total reserves	$15,101	$—	$3,937,593	$3,952,694

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2024	2023	2022

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$148,282	$151,074	$164,515

Transfers from separate accounts	(372,046)	(284,116)	(241,408)

Net transfers to (from) separate accounts	(223,764)	(133,042)	(76,893)

Reconciling adjustments:

Fund transfer exchange gain (loss)	(155)	127	(381)

Transfers as reported in the Company’s Statements of Operations	$(223,919)	$(132,915)	$(77,274)

Note 9—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s general account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2024	2023	2022

Payments to TIAA

Operating expenses	$44,797	$50,057	$49,846

Investment expenses	10,425	10,674	11,400

Total	$55,222	$60,731	$61,246

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2024	2023	2022

Payments to Services	$63	$535	$1,441

The Company has a service agreement with TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned subsidiary of TIAA, for management of certain funding agreements related to qualified state tuition programs. Payments associated with this Service Agreement for the years ended December 31 are as follows (in thousands):

	2024	2023	2022

Payments to TFI	$26,859	$32,658	$25,351

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand or (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2024, 2023, and 2022, there were no contributions from TIAA to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of June 27, 2025. As of December 31, 2024, $75,000 thousand of this facility was maintained on a committed basis and there was no balance outstanding. The Company pays a commitment fee of 8 basis points (“bps”) on the unused portion of the committed facility. The circumstances for withdrawal are industry standard and generally relate to deterioration of credit quality or illegal actions. The Company believes it was in compliance with all applicable financial covenants at December 31, 2024.

At December 31, 2024 or 2023, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2024	2023

Amounts due to Parent and affiliates	$7,078	$9,201

Note 10—federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2024 or December 31, 2023.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2024			2023			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$47,540	$3,855	$51,395	$48,491	$4,374	$52,865	$(951)	$(519)	$(1,470)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	47,540	3,855	51,395	48,491	4,374	52,865	(951)	(519)	(1,470)

d) Deferred tax assets non-admitted	32,980	2,758	35,738	31,271	4,073	35,344	1,709	(1,315)	394
e) Subtotal net admitted deferred tax asset (c- d)	14,560	1,097	15,657	17,220	301	17,521	(2,660)	796	(1,864)
f) Deferred tax liabilities	1,978	1,097	3,075	2,680	301	2,981	(702)	796	94

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$12,582	$—	$12,582	$14,540	$—	$14,540	$(1,958)	$—	$(1,958)

	2024			2023			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below)	12,582	—	12,582	14,540	—	14,540	(1,958)	—	(1,958)
1. Adjusted gross DTA expected to be realized following the balance sheet date	12,582	—	12,582	14,540	—	14,540	(1,958)	—	(1,958)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	121,799	XXX	XXX	122,608	XXX	XXX	(809)

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	1,978	1,097	3,075	2,680	301	2,981	(702)	796	94

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$14,560	$1,097	$15,657	$17,220	$301	$17,521	$(2,660)	$796	$(1,864)

	2024	2023

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,039%	1,082%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$811,996	$817,386

	12/31/2024		12/31/2023		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$47,540	$3,855	$48,491	$4,374	$(951)	$(519)

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$14,560	$1,097	$17,220	$301	$(2,660)	$796

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components for the year-ended December 31, (in thousands):

	2024	2023	2022

Current income tax:

Federal income tax expense	$13,325	$13,284	$34,060

Foreign taxes	—	—	—

Subtotal	$13,325	$13,284	$34,060

Federal income taxes expense/(benefit) on net capital gains/(losses)	(114)	(7,821)	4,256

Other	(336)	780	940

Federal and foreign income tax expense	$12,875	$6,243	$39,256

	12/31/2024	12/31/2023	Change

Deferred tax assets:

Ordinary:

Policyholder reserves	$11,536	$10,304	$1,232

Deferred acquisition costs	34,812	36,818	(2,006)

Other	1,192	1,369	(177)

Subtotal	$47,540	$48,491	$(951)

Non-admitted	32,980	31,271	1,709

Admitted ordinary deferred tax assets	$14,560	$17,220	$(2,660)

Capital:

Investments	$3,855	$4,374	$(519)

Net capital loss carry-forward	—	—	—

Subtotal	$3,855	$4,374	$(519)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	2,758	4,073	(1,315)

Admitted capital deferred tax assets	1,097	301	796

Admitted deferred tax assets	$15,657	$17,521	$(1,864)

Deferred tax liabilities:

Ordinary:

Reserve transition adjustment	$680	$1,359	$(679)

Investments	1,203	1,266	(63)

Other	95	55	40

Subtotal	$1,978	$2,680	$(702)

Capital:

Investments	$1,097	$301	$796

Deferred tax liabilities	$3,075	$2,981	$94

Net admitted deferred tax assets/liabilities	$12,582	$14,540	$(1,958)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2024, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$16,066	21.00%

Dividends received deduction	(2,004)	(2.62)

Amortization of interest maintenance reserve	67	0.09

Tax-exempt interest	(36)	(0.05)

Liability for unauthorized reinsurance	12	0.02

Prior year true-up	(533)	(0.70)

Nonadmitted assets and other permanent differences	71	0.09

Total statutory income taxes	$13,643	17.83%

Federal and foreign income tax expense—ordinary	$12,989	16.98%

Federal and foreign income tax expense—capital	(114)	(0.15)

Change in net deferred income tax charge (benefit)	768	1.00

Total statutory income taxes	$13,643	17.83%

At December 31, 2024, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2022	$—	$4,256	$4,256

2023	—	—	—

2024	—	—	—

Total	$—	$4,256	$4,256

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) GreenWood Resources, Inc.

3) MyVest Corporation

4) NIS/R&T, Inc.*

5) Nuveen Holdings, Inc.*

6) Nuveen Holdings 1, Inc.*

7) Nuveen Investments, Inc.*

8) Nuveen Investments Holdings, Inc.*

9) Nuveen Securities, LLC*

10) T-C SP, Inc.

11) Teachers Insurance and Annuity Association of America

12) Terra Land Company

13) TIAA Board of Governors

14) TIAA-CREF Tuition Financing, Inc.

15) TIAA Trust, N.A.

16) Westchester Group Farm Management, Inc.

17) Westchester Group Investment Management Holding Company, Inc.

18) Westchester Group Investment Management, Inc.

19) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2018 through 2020 are currently under examination by the Internal Revenue Service (“IRS’), and tax years 2021 through 2023 are open for examination.

Corporate Alternative Minimum Taxes

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective starting with tax year 2023 for applicable corporations.

Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and will not be liable for CAMT in 2024.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 as applicable.

The Company maintains excess reserves based on VM-21 and Regulation 213 at the level of $1,163 thousand and $1,577 thousand as of December 31, 2024 and 2023, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2024 and 2023.

For the years ended December 31, 2024 and 2023, the Company did not have any Group Annuity reserves.

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$13,732	$—	$13,732	0.3%

At fair value	—	—	3,831,998	3,831,998	80.7%

Total with market value adjustment or at fair value	$—	$13,732	$3,831,998	$3,845,730	81.0%

At book value without adjustment (minimal or no charge or adjustment)	759,527	—	—	759,527	16.0%

Not subject to discretionary withdrawal	142,883	—	—	142,883	3.0%

Total (direct + assumed)	$902,410	$13,732	$3,831,998	$4,748,140	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$902,410	$13,732	$3,831,998	$4,748,140

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,926	$—	$14,926	0.4%

At fair value	—	—	3,622,778	3,622,778	78.0%

Total with market value adjustment or at fair value	$—	$14,926	$3,622,778	$3,637,704	78.4%

At book value without adjustment (minimal or no charge or adjustment)	864,978	—	—	864,978	18.6%

Not subject to discretionary withdrawal	139,502	—	—	139,502	3.0%

Total (direct + assumed)	$1,004,480	$14,926	$3,622,778	$4,642,184	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,004,480	$14,926	$3,622,778	$4,642,184

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS

(no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$69,484	$69,484	0.7%

At book value without adjustment (minimal or no charge or adjustment)	9,346,879	—	—	9,346,879	97.5%

Not subject to discretionary withdrawal	171,318	—	—	171,318	1.8%

Total (direct + assumed)	$9,518,197	$—	$69,484	$9,587,681	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$9,518,197	$—	$69,484	$9,587,681

			2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$62,402	$62,402	0.7%

At book value without adjustment (minimal or no charge or adjustment)	8,863,586	—	—	8,863,586	97.5%

Not subject to discretionary withdrawal	161,321	—	—	161,321	1.8%

Total (direct + assumed)	$9,024,907	$—	$62,402	$9,087,309	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$9,024,907	$—	$62,402	$9,087,309

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

		2024
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,007,818	$2,007,847	$2,042,513

Variable Universal Life	363,858	363,249	375,115

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	566,866

Disability—Active Lives	—	—	12,542

Disability—Disabled Lives	—	—	2,801

Miscellaneous Reserves	—	—	19,726

Total (direct + assumed)	$2,371,676	$2,371,096	$3,019,563

Reinsurance Ceded	—	—	411,494

Total (net)	$2,371,676	$2,371,096	$2,608,069

		2023
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,027,931	$2,027,987	$2,057,285

Variable Universal Life	363,262	362,288	373,344

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	588,263

Disability—Active Lives	—	—	12,484

Disability—Disabled Lives	—	—	2,605

Miscellaneous Reserves	—	—	21,214

Total (direct + assumed)	$2,391,193	$2,390,275	$3,055,195

Reinsurance Ceded	—	—	428,055

Total (net)	$2,391,193	$2,390,275	$2,627,140

		2024
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$861,130	$859,649	$859,649

Reinsurance Ceded	—	—	—

Total (net)	$861,130	$859,649	$859,649

		2023
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$755,230	$752,871	$752,871

Reinsurance Ceded	—	—	—

Total (net)	$ 755,230	$ 752,871	$ 752,871

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Substandard extra reserves on Traditional Life contracts are calculated for policies issued with substandard ratings in accordance with higher mortality factors and premiums. The reserves are calculated on the basis of the higher mortality rates that correspond with the higher charged premiums.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2024 or 2023. The Company has $29,605,695 thousand and $33,288,012 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2024 and 2023, respectively. Premium deficiency reserves related to the above insurance total $4,560 thousand and $5,273 thousand at December 31, 2024 and 2023, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	2024	2023	2022

Direct premiums	$285,819	$298,430	$345,006

Ceded premiums	(79,619)	(81,354)	(86,708)

Net premiums	$206,200	$217,076	$258,298

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2024	2023	2022

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$79,619	$81,354	$86,708

Policy and contract benefits	$65,777	$92,460	$60,233

Increase/(decrease) in policy and contract reserves	$(14,033)	$40,894	$(19,195)

Reserves for life and health, annuities and deposit-type contracts	$617,849	$631,521	$586,225

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2024	2023	2022

Change in net unrealized capital gains (losses), net of taxes	$2,995	$299	$(825)

Change in asset valuation reserve	$(13,979)	$(11,942)	$(12,844)

Change in net deferred federal income tax	$(768)	$(393)	$(1,282)

Change in non-admitted assets	$2,866	$2,119	$3,684

Change in liability for reinsurance of unauthorized companies	$55	$1,362	$5,260

Change in surplus of separate accounts	$(18)	$345	$(1,011)

Dividends to stockholders	$(60,300)	$(118,100)	$(83,900)

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials

concluded

As of December 31, 2024 and 2023, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $4,964 thousand and $1,172 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2024, 2023 and 2022.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend under the earned surplus standard or the surplus only standard, but not both. The earned surplus standard allows a dividend to be paid out of earned surplus as long as the aggregated amount of all such dividends in any calendar year does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net income for the immediately preceding calendar year (excluding realized capital gains), provided the dividends do not exceed 30% of its surplus to policyholders as of the immediately preceding calendar year. Earned surplus is the positive surplus excluding 85% of the change in net unrealized capital gains (losses) on investments, net of taxes, for the immediately preceding calendar year. The surplus only standard allows a dividend to be paid when the Company does not have earned surplus as long as the aggregate amount of all such dividends in any calendar year does not exceed the lessor of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $60,300 thousand, $118,100 thousand and $83,900 thousand for the years ended December 31, 2024, 2023, and 2022, respectively. The Company’s dividends are not on a cumulative basis.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2025, the date the financial statements were available to be issued.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-31